UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07215

Exact name of registrant as specified in charter:	Prudential Total Return Bond Fund, Inc. f/k/a Dryden Total Return Bond Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2010

Date of reporting period:	4/30/2010

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	APRIL 30, 2010

Prudential Total Return Bond Fund, Inc.

(Formerly known as Dryden Total Return Bond Fund, Inc.)

Fund Type Multi-sector bond Objective Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential Financial, and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

June 14, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Dryden Total Return Bond Fund, Inc. to the Prudential Total Return Bond Fund, Inc.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Total Return Bond Fund, Inc.

Prudential Total Return Bond Fund, Inc.	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 4.50% and 4.25%, respectively. Gross operating expenses: Class A, 1.05%; Class B, 1.75%; Class C, 1.75%; Class L, 1.25%; Class M, 1.75%; Class R, 1.50%; Class X, 1.75%; Class Z, 0.75%. Net operating expenses: Class A, 0.85%; Class B, 1.35%; Class C, 1.35%; Class L, 1.10%; Class M, 1.60%; Class R, 1.10%; Class X, 1.60%; Class Z, 0.60%, after contractual reduction. The contractual reduction is through 2/28/2011.

Cumulative Total Returns (Without Sales Charges) as of 4/30/10
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	6.15%	21.52%	35.93%	86.59%	—
Class B	5.89	20.92	32.04	75.24	—
Class C	5.89	20.83	32.80	77.95	—
Class L	6.02	21.22	N/A	N/A	24.74% (3/5/07)
Class M	5.83	20.70	N/A	N/A	23.24 (3/5/07)
Class R	6.11	21.32	N/A	N/A	19.67 (1/14/08)
Class X	6.22	21.57	N/A	N/A	26.64 (3/5/07)
Class Z	6.37	21.86	37.73	91.32	—
Barclays Capital U.S. Aggregate Bond Index	2.54	8.30	29.93	86.43	—
Lipper Average	4.04	15.23	25.08	76.59	—

Average Annual Total Returns (With Sales Charges) as of 3/31/10
		One Year	Five Years	Ten Years	Since Inception[1]
Class A		17.04%	5.29%	5.69%	—
Class B		16.94	5.50	5.52	—
Class C		20.86	5.77	5.68	—
Class L		17.06	N/A	N/A	5.41% (3/5/07)
Class M		15.74	N/A	N/A	5.64 (3/5/07)
Class R		22.26	N/A	N/A	7.66 (1/14/08)
Class X		16.60	N/A	N/A	6.30 (3/5/07)
Class Z		22.80	6.54	6.44	—
Barclays Capital U.S. Aggregate Bond Index		7.69	5.44	6.29	—
Lipper Average		15.67	4.51	5.59	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

2	Visit our website at www.prudentialfunds.com

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, Class R and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, 0.75%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively. Class R and Class Z shares are not subject to a sales charge. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Barclays Capital U.S. Aggregate Bond Index

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of investment-grade securities issued by the U.S. government and its agencies, and by corporations with between one and 10 years remaining to maturity. It gives a broad look at how short- and intermediate-term bonds have performed. Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns as of 4/30/10 are 20.82% for Class L, Class M, and Class X; and 14.65% for Class R. Barclays Capital U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns as of 3/31/10 are 5.97% for Class L, Class M, and Class X; and 5.78% for Class R.

Lipper Intermediate Investment-Grade Debt Funds Average

The Lipper Intermediate Investment-Grade Debt Funds Average (Lipper Average) represents returns based on an average return of all funds in the Lipper Intermediate Investment-Grade Debt Funds category for the periods noted. Funds in the Lipper Average do not have any quality or maturity restrictions. They intend to keep the bulk of their assets in corporate and government debt issues. Lipper Average Closest Month-End to Inception cumulative total returns as of 4/30/10 are 16.93% for Class L, Class M, and Class X; and 12.74% for Class R. Lipper Average Closest Month-End to Inception average annual total returns as of 3/31/10 are 4.72% for Class L, Class M, and Class X; and 4.84% for Class R.

Investors cannot invest directly in an index. The returns for the Barclays Capital U.S. Aggregate Bond Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Distributions and Yields as of 4/30/10
	Total Distributions Paid for Six Months	30-Day SEC Yield
Class A	$0.27	3.42%
Class B	0.24	3.09
Class C	0.24	3.09
Class L	0.26	3.33
Class M	0.22	2.83
Class R	0.25	3.33
Class X	0.27	3.57
Class Z	0.29	3.84

Prudential Total Return Bond Fund, Inc.	3

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/10
Federal National Mortgage Association, 4.500%, TBA 30 YR	4.0%
Federal National Mortgage Association, 5.500%, 3/1/16-6/1/34	3.6
Federal National Mortgage Association, 4.500%, 6/1/18-2/1/39	1.7
U.S. Treasury Notes, 3.625%, 2/15/20	1.5
U.S. Treasury Strip Coupon, 5.610%, 8/15/22	1.5

Holdings reflect only long-term investments and are subject to change.

Credit Quality* expressed as a percentage of net assets as of 4/30/10
U.S. Government & Agency	18.4%
Aaa	16.5
Aa	6.4
A	13.3
Baa	21.9
Ba	11.0
B	7.2
Caa	1.0
Less than Caa	0.1
Not Rated	11.7
Total Investments	107.5
Liabilities in excess of other assets	– 7.5
Net Assets	100.0%

*Source: Moody’s rating, defaulting to S&P when not rated by Moody’s.

Credit Quality is subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2009, at the beginning of the period, and held through the six-month period ended April 30, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses

Prudential Total Return Bond Fund, Inc.	5

Fees and Expenses (continued)

you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Total Return Bond Fund, Inc.		Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,061.50	0.85%	$4.34
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

Class B	Actual	$1,000.00	$1,058.90	1.35%	$6.89
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

Class C	Actual	$1,000.00	$1,058.90	1.35%	$6.89
	Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

Class L	Actual	$1,000.00	$1,060.20	1.10%	$5.62
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

Class M	Actual	$1,000.00	$1,058.30	1.60%	$8.17
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

Class R	Actual	$1,000.00	$1,061.10	1.10%	$5.62
	Hypothetical	$1,000.00	$1,019.34	1.10%	$5.51

Class X	Actual	$1,000.00	$1,062.20	0.85%	$4.35
	Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26

Class Z	Actual	$1,000.00	$1,063.70	0.60%	$3.07
	Hypothetical	$1,000.00	$1,021.82	0.60%	$3.01

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2010, and divided by the 365 days in the Fund’s fiscal year ended October 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2010 (Unaudited)

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

LONG-TERM INVESTMENTS 96.7%

ASSET BACKED SECURITIES 11.5%

Non-Residential Mortgage Backed Securities 5.7%
Ba1	$194	Alfa Diversified Payment Rights Finance Co. SA (Luxembourg), Ser. 2006-1A, Class A, 144A, 1.857%, 3/15/11(a)	$182,360
A2	673	Ares CLO Funds, Ser. 2003-7AW, Class A1A, 144A, 0.599%, 5/08/15(a)	649,576
A3	1,500	Bank of America Credit Card Trust, Ser. 2006-C5, Class C5, 0.654%, 1/15/16(a)	1,437,852
Aaa	1,000	Bank of America Credit Card Trust, Ser. 2007-A3, Class A3, 0.274%, 11/15/16(a)	985,991
Aa2	1,801	Ballyrock CDO Ltd., Ser. 2003-2A, Class A, 144A, 0.781%, 11/20/15(a)	1,724,011
Aaa	1,000	Chase Issuance Trust, Ser. 2008-A13, Class A13, 1.757%, 9/15/15(a)	1,042,032
Aa1	1,782	Chatham Light CLO Ltd., Ser. 2005-2A, Class A1, 144A, 0.499%, 8/03/19(a)	1,657,665
		Citibank Credit Card Issuance Trust,
Baa2	1,630	Ser. 2003-C4, Class C4, 5.000%, 6/10/15	1,691,040
Baa2	2,200	Ser. 2005-C2, Class C2, 0.733%, 3/24/17(a)	2,027,367
Baa2	1,140	Ser. 2005-C3, Class C3, 0.664%, 7/15/14(a)	1,105,921
Aaa	500	Ser. 2006-A1, Class A1, 0.289%, 2/07/15(a)	496,656
Aaa	545	Ford Credit Auto Owner Trust, Ser. 2006-B, Class C, 5.680%, 6/15/12	565,774
Aaa	1,412	Granite Ventures Ltd., Ser. 2005-2A, Class A1, 144A, 0.563%, 12/15/17(a)	1,334,578

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	7

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Non-Residential Mortgage Backed Securities (cont’d.)
A2	$3,284	Katonah Ltd., Ser. 2005-7A, Class A2, 144A, 0.510%, 11/15/17(a)	$2,972,384
		MBNA Credit Card Master Note Trust,
A3	1,560	Ser. 2002-C1, Class C1, 6.800%, 7/15/14	1,674,874
A3	800	Ser. 2002-C3, Class C3, 1.604%, 10/15/14(a)	796,633
A3	6,150	Ser. 2004-C2, Class C2, 1.154%, 11/15/16(a)	5,936,495
Aaa	1,100	Ser. 2005-A2, Class A2, 0.334%, 10/15/14(a)	1,096,025
A3	1,000	Ser. 2006-C1, Class C1, 0.674%, 7/15/15(a)	966,536
Aaa	1,158	Mountain Capital CLO Ltd., Ser. 2004-3A, Class A1LA, 144A, 0.665%, 2/15/16(a)	1,111,623
Aa2	677	Railcar Leasing LLC, Ser. 1997-1, Class A2, 144A, 7.125%, 1/15/13	703,865
		Small Business Administration,
NR	17	Ser. 2000-P10B, Class 1, 7.449%, 8/10/10	17,082
NR	128	Ser. 2001-P10B, Class 1, 6.344%, 8/10/11	133,904
NR	388	Small Business Administration Participation Certificates, Ser. 2001-20A, Class 1, 6.290%, 1/01/21	420,477
NR	156	Ser. 2003-20I, Class 1, 5.130%, 9/01/23	166,105
Aa2	1,391	Venture CDO Ltd., Ser. 2003-1A, Class A1, 144A, 0.805%, 1/21/16(a)(b)	1,325,036

			32,221,862

Residential Mortgage Backed Securities 5.8%
Aa2	537	ACE Securities Corp., Ser. 2004-FM1, Class M1, 1.163%, 9/25/33(a)	453,210

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
Aa2	$387	Ser. 2004-OP1, Class M1, 0.783%, 4/25/34(a)	$299,180
		Aegis Asset Backed Securities Trust,
Baa3	421	Ser. 2003-1, Class M1, 1.838%, 5/25/33(a)	254,221
Aaa	529	Ser. 2004-2, Class A3, 0.743%, 6/25/34(a)	489,181
Baa2	160	Ameriquest Mortgage Securities, Inc., Ser. 2001-2, Class M3, 3.188%, 10/25/31(a)	105,757
		Amortizing Residential Collateral Trust,
CC(c)	33	Ser. 2002-BC7, Class M2, 1.613%, 10/25/32(a)	2,690
Aaa	780	Ser. 2002-BC8, Class A3, 1.263%, 11/25/32(a)	671,519
		Argent Securities, Inc.,
Baa1	600	Ser. 2003-W2, Class M4, 5.888%, 9/25/33(a)	439,288
Baa3	482	Ser. 2003-W10, Class M2, 2.738%, 1/25/34(a)	234,748
Aa2	1,800	Ser. 2004-W6, Class M1, 0.813%, 5/25/34(a)	1,441,016
Aa2	960	Asset Backed Funding Certificates, Ser. 2004-OPT1, Class M1, 1.313%, 8/25/33(a)	763,931
Aa3	716	Asset Backed Securities Corp. Home Equity, Ser. 2003-HE3, Class M1, 1.499%, 6/15/33(a)	565,869
		Bear Stearns Asset Backed Securities Trust,
Aaa	240	Ser. 2002-2, Class A2, 1.463%, 10/25/32(a)	224,502
Aa2	2,899	Ser. 2004-HE2, Class M1, 0.863%, 3/25/34(a)	2,181,652
A2	1,299	Ser. 2004-HE3, Class M2, 1.988%, 4/25/34(a)	1,012,966
Ca	87	CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M2, 3.638%, 3/25/33(a)	6,168

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	9

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
Aa2	$250	Citicorp Residential Mortgage Securities, Inc., Ser. 2006-2, Class A5, 6.036%, 9/25/36	$218,635
B2	38	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2002-HE4, Class M2, 2.513%, 8/25/32(a)	10,899
Aa2	322	Equity One ABS, Inc., Ser. 2004-3, Class M1, 5.700%, 7/25/34	259,905
A1	1,400	FBR Securitization Trust, Ser. 2005-2, Class M1, 0.743%, 9/25/35(a)	1,124,115
Caa3	640	First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2005-FF6, Class M2, 0.703%, 5/25/36(a)	283,935
C	940	Ser. 2005-FFH1, Class M2, 0.783%, 6/25/36(a)	187,330
Aa3	185	Fremont Home Loan Trust, Ser. 2003-B, Class M1, 1.313%, 12/25/33(a)	138,707
Aaa	1,867	GSAMP Trust, Ser. 2004-FM1, Class M1, 1.238%, 11/25/33(a)	1,650,214
Baa1	565	Home Equity Asset Trust, Ser. 2003-5, Class M1, 1.313%, 12/25/33(a)	473,035
		HSBC Home Equity Loan Trust,
Aaa	908	Ser. 2004-1, Class A, 0.606%, 9/20/33(a)	817,498
Aa1	937	Ser. 2006-1, Class M1, 0.536%, 1/20/36(a)	851,873
A1	1,600	Ser. 2007-2, Class A4, 0.556%, 7/20/36(a)	1,167,669
Aa2	250	Ser. 2007-3, Class A4, 1.756%, 11/20/36(a)	163,504
Caa2	40	HSI Asset Securitization Corp. Trust, Ser. 2006-HE2, Class 2A1, 0.313%, 12/25/36(a)	30,879

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
		Long Beach Mortgage Loan Trust,
Aa1	$1,610	Ser. 2004-1, Class M1, 1.013%, 2/25/34(a)	$1,239,261
Aaa	14	Ser. 2004-4, Class 1A1, 0.543%, 10/25/34(a)	11,786
Aa2	1,251	Master Asset Backed Securities Trust, Ser. 2004-WMC1, Class M1, 1.043%, 2/25/34(a)	1,012,832
AAA(c)	1,627	Merrill Lynch Mortgage Investors, Inc., Ser. 2004-OPT1, Class A1A, 0.523%, 6/25/35(a)	1,296,334
AAA(c)	654	Ser. 2004-OPT1, Class A2A, 0.623%, 6/25/35(a)	482,926
		Morgan Stanley ABS Capital I,
Aa2	515	Ser. 2003-HE1, Class M1, 1.463%, 5/25/33(a)	415,768
Aa1	1,650	Ser. 2004-OP1, Class M1, 0.843%, 11/25/34(a)	1,316,677
Aa1	1,384	Ser. 2004-WMC1, Class M1, 1.193%, 6/25/34(a)	1,179,152
Aa2	645	Ser. 2004-HE5, Class M1, 0.893%, 6/25/34(a)	558,334
Aa1	1,434	Ser. 2004-WMC2, Class M1, 1.178%, 7/25/34(a)	1,172,341
Aa2	1,009	Ser. 2004-NC1, Class M1, 1.313%, 12/27/33(a)	867,272
Aa2	1,698	New Century Home Equity Loan Trust, Ser. 2003-4, Class M1, 1.388%, 10/25/33(a)	1,444,271
Aa1	1,403	Ser. 2004-4, Class M1, 0.773%, 2/25/35(a)	1,274,108
Aa3	366	Residential Asset Mortgage Products, Inc., Ser. 2004-RS12, Class MII2, 1.063%, 12/25/34(a)(b)	343,032
		Residential Asset Securities Corp.,
Aaa	400	Ser. 2004-KS1, Class AI5, 5.221%, 2/25/34	360,962
Baa3	890	Ser. 2005-EMX4, Class A3, 0.603%, 11/25/35(a)	737,929

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	11

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

ASSET BACKED SECURITIES (Continued)

Residential Mortgage Backed Securities (cont’d.)
Aa3	$1,000	Saxon Asset Securities Trust, Ser. 2005-3, Class M1, 0.723%, 11/25/35(a)	$789,041
Aaa	205	Ser. 2002-3, Class M1, 1.388%, 12/25/32(a)	175,594
Baa1	234	Ser. 2002-2, Class M2, 1.988%, 8/25/32(a)	90,386
Caa1	900	Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR1, Class M1, 0.663%, 11/25/35(a)	65,703
AAA(c)	1,110	Structured Asset Investment Loan Trust, Ser. 2004-7, Class A8, 0.863%, 8/25/34(a)	831,485
Aaa	647	Ser. 2003-BC8, Class 3A3, 1.163%, 8/25/33(a)	541,956
CC(c)	346	Structured Asset Securities Corp., Ser. 2002-HF2, Class M3, 3.263%, 7/25/32(a)(b)	207,932

			32,939,178

		TOTAL ASSET BACKED SECURITIES	65,161,040

BANK LOANS 2.8%

Banking 0.2%
B2	1,275	American General Financial Services Corp., 7.250%, 4/21/15(a)(b)	1,277,231

Cable 0.3%
Ba2	126	Charter Communications Operating LLC, 2.300%, 3/06/14(a)(b)	119,226
Ba2	1,021	3.550%, 9/06/16(a)(b)	975,985
B1	698	Insight Midwest Holdings LLC, 1.540%, 10/06/13(a)(b)	680,019

			1,775,230

Consumer 0.1%
Ba2	400	Pilot Travel Centers LLC, 0.500%, 12/31/15(a)(b)	402,428

See Notes to Financial Statements.

12	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

BANK LOANS (Continued)

Electric 0.4%
Baa3	$498	NRG Energy, Inc., 0.190%, 2/01/13(a)(b)	$487,310
Baa3	754	2.036%, 2/01/13(a)(b)	738,012
B1	975	Texas Competitive Electric Holdings Co. LLC, 3.752%, 10/10/14(a)(b)	798,403

			2,023,725

Gaming 0.2%
B3	1,355	MotorCity Casino Hotel, 8.500%, 7/13/12(a)(b)	1,339,119

Healthcare & Pharmaceutical 0.9%
Ba3	92	HCA, Inc., 2.540%, 11/18/13(a)(b)	89,860
Ba3	222	3.540%, 3/31/17(a)(b)	219,845
B1	542	Health Management Associates, 2.040%, 2/28/14(a)(b)	523,774
Ba3	1,653	PTS ACQ Corp., 2.513%, 4/10/14(a)(b)	1,569,210
Baa3	1,000	Royalty Pharma Finance Trust, 7.750%, 5/15/15(b)	963,750
Ba2	193	Sun Healthcare Group, 2.190%, 4/11/14(a)(b)	185,283
Ba2	862	2.349%, 4/11/14(a)(b)	827,172
B1	225	Warner Chilcott Corp., 5.500%, 10/30/14(a)(b)	224,652
B1	103	5.750%, 4/30/15(a)(b)	103,440
B1	172	5.750%, 4/30/15(a)(b)	172,247

			4,879,233

Media & Entertainment 0.1%
Baa3	459	Discovery Communications, Inc., 5.576%, 5/14/14(a)(b)	462,590

Non-Captive Finance 0.2%
Ba3	561	International Lease Finance Corp., 7.000%, 3/17/16(a)(b)	566,603
Ba2	764	9.300%, 3/17/15(a)(b)	777,801

			1,344,404

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	13

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

BANK LOANS (Continued)

Technology 0.4%
B1	$585	First Data Corp., 3.014%, 9/24/14(a)(b)	$526,010
B1	390	3.032%, 9/24/14(a)(b)	350,318
Ba1	1,060	Flextronis International Ltd., 2.542%, 10/01/14(a)(b)	1,020,816
Ba1	305	2.553%, 10/01/14(a)(b)	293,338
B3	238	Sensata Technologies, 2.078%, 4/27/13(b)	229,273

		TOTAL BANK LOANS	2,419,755

			15,923,715

COMMERCIAL MORTGAGE BACKED SECURITIES 14.6%
AAA(c)	1,090	Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class ASB, 5.182%, 11/10/42(a)	1,149,549
Aaa	2,000	Ser. 2007-1, Class A2, 5.381%, 1/15/49	2,060,273
AAA(c)	2,700	Ser. 2007-4, Class A3, 6.002%, 2/10/51(a)	2,799,078
A3	650	Bear Stearns Commercial Mortgage Securities, Ser. 2001-TOP4, Class E, 144A, 6.470%, 11/15/33(a)	583,620
AAA(c)	2,500	Ser. 2005-PW10, Class A4, 5.405%, 12/11/40(a)	2,594,278
AAA(c)	1,500	Ser. 2007-T28, Class A3, 5.793%, 9/11/42	1,610,097
AAA(c)	1,783	C.W. Capital Cobalt Ltd., Ser. 2007-C3, Class A3, 6.015%, 5/15/46(a)	1,850,857
Aaa	2,000	Citigroup Commercial Mortgage Trust, Ser. 2006-C5, Class A2, 5.378%, 10/15/49	2,093,191
Aaa	1,390	Ser. 2008-C7, Class A2A, 6.034%, 12/10/49	1,466,907
Aaa	1,300	Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A3, 5.293%, 12/11/49	1,296,824

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
A-(c)	$4,300	Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A, 5.440%, 9/15/30(a)	$4,520,868
		Commercial Mortgage Pass-Through Certificates,
AAA(c)	1,500	Ser. 2006-C7, Class A3, 5.898%, 6/10/46(a)	1,571,837
AAA(c)	1,500	Ser. 2006-C7, Class A4, 5.960%, 6/10/46(a)	1,571,481
Aaa	2,740	Credit Suisse First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4, 4.832%, 4/15/37	2,721,933
AAA(c)	520	Ser. 2005-C5, Class A3, 5.100%, 8/15/38(a)	546,049
AAA(c)	1,915	Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4, 5.609%, 2/15/39(a)	2,006,347
Aaa	2,000	Ser. 2006-C5, Class A2, 5.246%, 12/15/39	2,079,822
Aaa	2,795	Ser. 2007-C1, Class A2, 5.268%, 2/15/40	2,888,877
AAA(c)	1,700	GE Capital Commercial Mortgage Corp., Ser. 2006-C1, Class A4, 5.514%, 3/10/44(a)	1,799,174
Aaa	1,400	Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A5, 5.224%, 4/10/37(a)	1,422,213
Aaa	2,380	Ser. 2007-GG9, Class A2, 5.381%, 3/10/39	2,451,273
AAA(c)	715	GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB, 5.587%, 4/10/38(a)	755,663
Aaa	2,000	Ser. 2007-GG10, Class A2, 5.778%, 8/10/45(a)	2,067,141
Aaa	730	JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-CB12, Class A3A1, 4.824%, 9/12/37	744,619
Aaa	1,880	Ser. 2005-CB13, Class A4, 5.457%, 1/12/43(a)	1,913,294
Aaa	870	Ser. 2005-LDP4, Class A4, 4.918%, 10/15/42(a)	896,537

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	15

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$1,000	Ser. 2006-CB14, Class A4, 5.481%, 12/12/44(a)	$1,036,343
Aaa	1,100	Ser. 2006-CB15, Class A3, 5.819%, 6/12/43	1,146,904
Aaa	759	Ser. 2007-CB18, Class A3, 5.447%, 6/12/47	776,862
Aaa	470	Ser. 2007-CB19, Class A2, 5.815%, 2/12/49(a)	485,610
Aaa	300	Ser. 2007-LD11, Class A2, 5.991%, 6/15/49(a)	310,468
Aaa	520	Ser. 2007-LD12, Class A2, 5.827%, 2/15/51	538,815
Aaa	600	LB-UBS Commercial Mortgage Trust, Ser. 2002-C2, Class C, 5.696%, 7/15/35	616,266
Aaa	1,100	Ser. 2004-C8, Class A6, 4.799%, 12/15/29(a)	1,093,536
AAA(c)	1,500	Ser. 2007-C1, Class A2, 5.318%, 2/15/40	1,543,412
AAA(c)	1,000	Ser. 2007-C1, Class A3, 5.398%, 2/15/40	1,047,920
Aaa	1,993	Ser. 2007-C6, Class A2, 5.845%, 7/15/40	2,068,948
Aaa	1,500	Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3, 4.615%, 8/12/39	1,545,504
Aaa	1,065	Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4, 6.104%, 6/12/46(a)	1,127,748
AAA(c)	1,200	Ser. 2007-8, Class A2, 6.118%, 8/12/49(a)	1,291,035
AAA(c)	1,940	Ser. 2007-9, Class A2, 5.590%, 9/12/49	2,032,826
AAA(c)	1,410	Morgan Stanley Capital Inc., Ser. 2005-IQ9, Class A4, 4.660%, 7/15/56	1,459,163
Aaa	2,500	Ser. 2006-HQ8, Class A4, 5.557%, 3/12/44(a)	2,601,563
AAA(c)	2,000	Ser. 2006-IQ12, Class ANM, 5.310%, 12/15/43	2,071,027

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE BACKED SECURITIES (Continued)
Aaa	$708	Ser. 2006-T21, Class A4, 5.162%, 10/12/52(a)	$729,410
Aaa	215	Ser. 2007-HQ11, Class A2, 5.359%, 2/12/44	222,969
AAA(c)	1,013	Wachovia Bank Commercial Mortgage Trust, Ser. 2003-C9, Class A3, 4.608%, 12/15/35	1,037,404
Aaa	1,970	Ser. 2005-C22, Class A3, 5.465%, 12/15/44(a)	2,054,281
Aaa	2,500	Ser. 2006-C25, Class A4, 5.926%, 5/15/43(a)	2,628,575
Aaa	2,000	Ser. 2006-C27, Class A2, 5.624%, 7/15/45	2,051,392
Aaa	2,000	Ser. 2007-C33, Class A2, 6.055%, 2/15/51(a)	2,104,214
Aaa	1,400	Ser. 2007-C34, Class A2, 5.569%, 5/15/46	1,446,813

		TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES	82,530,810

COMMERCIAL MORTGAGE OBLIGATIONS 1.2%
Aaa	234	American Home Mortgage Investment Trust, Ser. 2004-4, Class 4A, 2.387%, 2/25/45(a)	212,597
AAA(c)	332	Banc of America Funding Corp., Ser. 2005-D, Class A1, 2.990%, 5/25/35(a)	326,574
Aaa	21	Banc of America Mortgage Securities, Inc., Ser. 2004-2, Class 5A1, 6.500%, 10/25/31	20,730
Aaa	68	Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2002-11, Class 1A1, 5.653%, 2/25/33(a)	68,386
Ba1	526	Bear Stearns Alt-A Trust, Ser. 2005-4, Class 23A1, 2.952%, 5/25/35(a)	395,320
Aa3	175	Ser. 2005-4, Class 23A2, 2.952%, 5/25/35(a)	138,595
A1	385	Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1, 5.250%, 9/25/19	384,178

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	17

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE OBLIGATIONS (Continued)
Caa2	$161	Countrywide Home Loan Mortgage Pass-Through Trust, Ser. 2005-HYB9, Class 3A2A, 5.250%, 2/20/36(a)	$126,991
NR	156	Federal Home Loan Mortgage Corp., Ser. 1993-1628, Class LZ, 6.500%, 12/15/23	169,592
NR	207	Ser. 2000-2241, Class PH, 7.500%, 7/15/30	230,964
NR	403	Ser. 1997-1935, Class JZ, 7.000%, 2/15/27	410,578
NR	499	Ser. 2004-61, Class 1A1, 1.863%, 7/25/44(a)	491,766
NR	49	Ser. 2005-63, Class 1A1, 1.663%, 2/25/45(a)	49,572
		Federal National Mortgage Association,
NR	6	Ser. 2000-32, Class FM, 0.706%, 10/18/30(a)	6,149
NR	270	Ser. 2001-29, Class Z, 6.500%, 7/25/31	292,644
NR	3	Government National Mortgage Association, Ser. 2000-26, Class DF, 0.656%, 9/20/30(a)	2,785
NR	3	Ser. 2000-30, Class FB, 0.706%, 10/16/30(a)	2,609
Aaa	4	Indymac ARM Trust, Ser. 2001-H2, Class A1, 2.503%, 1/25/32(a)	3,078
Aaa	317	MASTR Alternative Loans Trust, Ser. 2004-4, Class 4A1, 5.000%, 4/25/19	310,971
AAA(c)	302	MASTR Asset Securitization Trust, Ser. 2003-7, Class 1A2, 5.500%, 9/25/33	308,626
		Prime Mortgage Trust,
AAA(c)	110	Ser. 2004-CL1, Class 1A2, 0.663%, 2/25/34(a)	100,185
AAA(c)	20	Ser. 2004-CL1, Class 2A2, 0.663%, 2/25/19(a)	18,980
NR	557	Regal Trust IV, Ser. 1999-1, Class A, 144A, 3.286%, 9/28/31(a)	470,600

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

COMMERCIAL MORTGAGE OBLIGATIONS (Continued)
Aaa	$39	Residential Funding Mortgage Securities I, Ser. 2003-S9, Class A1, 6.500%, 3/25/32	$40,154
A1	638	Structured Adjustable Rate Mortgage Loan Trust, Ser. 2004-1, Class 4A3, 2.755%, 2/25/34(a)	589,882
Aa2	85	Structured Asset Mortgage Investments, Inc., Ser. 2002-AR3, Class A1, 0.916%, 9/19/32(a)	75,609
		Structured Asset Securities Corp.,
Aaa	16	Ser. 2002-1A, Class 4A, 2.920%, 2/25/32(a)	13,011
Aaa	7	Ser. 2002-14A, Class 2A1, 2.604%, 7/25/32(a)	4,822
B2	220	Thornburg Mortgage Securities Trust, Ser. 2006-6, Class A1, 0.373%, 11/25/46(a)	215,342
		WaMu Mortgage Pass-Through Certs.,
Aaa	714	Ser. 2003-R1, Class A1, 0.803%, 12/25/27(a)	642,494
Aa2	118	Ser. 2005-AR13, Class A1A1, 0.553%, 10/25/45(a)	99,052
Aaa	5	Washington Mutual MSC Mortgage Pass-Through Certs., Ser. 2003-AR1, Class 2A, 3.604%, 2/25/33(a)	4,274
A(c)	572	Wells Fargo Mortgage Backed Securities Trust, Ser. 2006-AR2, Class 2A1, 4.940%, 3/25/36(a)	534,646

		TOTAL COMMERCIAL MORTGAGE OBLIGATIONS	6,761,756

CORPORATE BONDS 43.4%

Airlines 0.9%
B2	1,150	American Airlines, Inc., Pass-Thru Certs., Ser. 01-1, 6.817%, 5/23/11	1,150,000
Baa2	1,800	Ser. 00-A2, 7.487%, 10/02/10	1,818,000
Baa2	5	Ser. 01-1A, 6.703%, 6/15/21(b)	5,409

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	19

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Airlines (cont’d.)
Ba1	$440	Continental Airlines, Inc., Pass-Thru Certs., Ser. 01-1B, 7.373%, 12/15/15	$428,929
Baa1	491	Ser. 07-1A, 5.983%, 4/19/22	486,234
Baa1	716	Delta Air Lines, Inc., Ser. 071A, 6.821%, 8/10/22	732,410
Ba1	400	United Airlines, Inc., Pass-Thru Certs., Ser. 07-1A, 6.636%, 7/02/22	376,268

			4,997,250

Automotive 0.9%
B1	1,970	Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes, 7.875%, 6/15/10	1,981,061
B1	700	9.875%, 8/10/11	740,767
Baa1	250	Harley-Davidson Funding Corp., Gtd. Notes, 144A, MTN, 5.750%, 12/15/14	256,165
Baa3	1,995	Hyundai Motor Manufacturing Czech SRO (South Korea), Gtd. Notes, 144A, 4.500%, 4/15/15	2,013,352

			4,991,345

Banking 5.4%
A3	1,055	American Express Co., Sr. Unsec’d. Notes, 8.125%, 5/20/19	1,292,155
Ba3	1,500	Bank of America Corp., Jr. Sub. Notes, 8.000%, 12/29/49(a)	1,510,005
A2	455	Sr. Unsec’d. Notes, 6.000%, 9/01/17	472,324
A1	250	Bank of America NA, Sub. Notes, 5.300%, 3/15/17	247,807

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
Aa3	$705	Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 6.750%, 5/22/19	$791,541
Aa3	600	Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes, 7.250%, 2/01/18	692,170
Baa3	600	Capital One Capital V, 10.250%, 8/15/39	720,000
Baa2	150	Capital One Financial Corp., Sub. Notes, 6.150%, 9/01/16	159,884
A3	650	Chuo Mitsui Trust & Banking Co. Ltd. (The) (Japan), Jr. Sub. Notes, 144A, 5.506%, 12/29/49(a)	639,392
A3	750	Citigroup, Inc., Sr. Unsec’d. Notes, 6.125%, 11/21/17	779,290
A3	1,950	8.125%, 7/15/39	2,323,909
A3	500	8.500%, 5/22/19	590,264
A2	1,715	Countrywide Financial Corp., Gtd. Notes, MTN, 5.800%, 6/07/12	1,825,057
Aa2	1,395	Depfa ACS Bank (Ireland), Covered Notes, 144A, 5.125%, 3/16/37	1,055,760
Ba1	780	Discover Bank, Sub. Notes, 7.000%, 4/15/20	801,415
A1	190	Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Sr. Notes, 5.950%, 1/18/18	194,894
A1	575	6.150%, 4/01/18	595,644
A1	840	6.250%, 9/01/17(d)	879,189
A2	185	Goldman Sachs Group, Inc. (The), Sub. Notes, 6.750%, 10/01/37	179,379
A1	1,605	Hana Bank (South Korea), Sr. Unsec’d. Notes, 144A, 4.500%, 10/30/15	1,611,882

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	21

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Banking (cont’d.)
A1	$940	HSBC Holdings PLC (United Kingdom), Sub. Notes, 6.500%, 5/02/36 - 9/15/37	$997,442
A1	760	6.800%, 6/01/38	829,935
Ba1	900	ICICI Bank Ltd. (India), Jr. Sub. Notes, 144A, 7.250%, 8/29/49(a)	869,004
Baa1	835	JPMorgan Chase & Co., Ser. 1, 7.900%, 4/29/49(a)	876,959
A2	700	JPMorgan Chase Capital XXVIII, Ser. AA, 7.000%, 11/01/39	719,616
Baa3	700	Krung Thai Bank PCL (Thailand), Sub. Notes, 7.378%, 10/29/49(a)	686,271
Aa3	1,070	Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes., 144A, 5.800%, 1/13/20	1,060,451
A2	750	Merrill Lynch & Co., Inc., Notes, MTN, 6.875%, 4/25/18	807,721
A3	905	Sub. Notes, 6.110%, 1/29/37	837,033
A3	400	7.750%, 5/14/38	440,263
A2	780	Morgan Stanley, Sr. Unsec’d. Notes, MTN, 5.625%, 9/23/19	769,291
A2	1,635	Sr. Unsec’d. Notes, Ser. E, 5.450%, 1/09/17	1,658,305
A1	575	Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, MTN, 6.400%, 10/21/19(d)	590,109
A2	675	USB Capital XIII Trust, 6.625%, 12/15/39	709,837
A1	1,390	Woori Bank (South Korea), Sr. Unsec’d. Notes, 144A, 4.500%, 10/07/15	1,393,868

			30,608,066

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Brokerage
NR(c)	$745	Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN 6.875%, 5/02/18(e)	$165,763

Building Materials & Construction 1.8%
Ba3	400	Agile Property Holdings Ltd. (Cayman Islands), Sr. Unsec’d. Notes, 144A, 8.875%, 4/28/17(d)	393,520
B1	2,500	Centex Corp., Sr. Unsec’d. Notes, 5.700%, 5/15/14	2,575,000
Ba3	600	Country Garden Holdings Co. (Cayman Islands), Sr. Unsec’d. Notes, 11.750%, 9/10/14	630,000
Ba3	475	Country Garden Holdings Co., Reg.-S (Cayman Islands), Sr. Unsec’d. Notes, 144A, 11.750%, 9/10/14	498,750
B1	160	KB Home, Gtd. Notes, 6.375%, 8/15/11(d)	164,400
B3	1,140	Lennar Corp., Gtd. Notes, Ser. B, 5.950%, 10/17/11	1,192,725
Ba2	965	Masco Corp., Sr. Unsec’d. Notes, 7.125%, 8/15/13	1,042,301
NR	1,705	Nakheel Development 2 Ltd. (United Arab Emirates), Sec’d. Notes, 2.750%, 1/16/11	1,741,231
Ba1	1,885	Toll Brothers Finance Corp., Gtd. Notes, 5.150%, 5/15/15	1,894,363

			10,132,290

Cable 2.0%
B1	1,175	Cablevision Systems Corp., Sr. Notes, 144A, 8.625%, 9/15/17	1,239,625

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	23

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Cable (cont’d.)
B3	$900	Cequel Communications Holdings, Inc., Sr. Unsec’d. Notes, 144A, 8.625%, 11/15/17	$915,750
B1	2,855	Charter Communications Operating LLC, Sec’d. Notes, 144A, 8.000%, 4/30/12	3,026,300
Baa1	475	Comcast Cable Communications Holdings, Inc., Gtd. Notes, 9.455%, 11/15/22	641,328
Baa3	2,000	DIRECTV Holdings LLC, Gtd. Notes, 4.750%, 10/01/14	2,114,498
Baa2	1,050	Time Warner Cable, Inc., Gtd. Notes, 5.850%, 5/01/17	1,138,052
Baa2	1,565	6.750%, 7/01/18	1,774,359
Baa2	255	8.250%, 2/14/14	301,017

			11,150,929

Capital Goods 0.9%
B2	700	Asead Holdings PLC (United Kingdom), Sec’d. Notes, 144A, 8.625%, 8/01/15(d)	714,000
Baa2	270	ERAC USA Finance Co., Gtd. Notes, 144A, 6.200%, 11/01/16 (original cost $269,528; purchased 4/24/06 - 8/16/07)(b)(f)	287,995
B1	725	Marfrig Overseas Ltd. (Cayman Islands), Gtd. Notes, 144A, 9.500%, 5/04/20	713,589
B3	980	MHP SA (Luxembourg), Notes, 144A, 10.250%, 4/29/15	960,400
A3	1,500	Rockwell Automation, Inc., Sr. Unsec’d. Notes, 5.200%, 1/15/98	1,253,007

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Baa3	$800		Textron, Inc., Sr. Unsec’d. Notes, 7.250%, 10/01/19(d)	$879,664

				4,808,655

Chemicals 1.2%
Baa3	950		Dow Chemical Co. (The), Sr. Unsec’d. Notes, 5.900%, 2/15/15	1,042,007
Baa3	725		7.600%, 5/15/14	841,966
Baa3	850		8.550%, 5/15/19	1,038,630
Baa3	475		9.400%, 5/15/39	655,408
Ba3	1,195		INVISTA, Sr. Unsec’d. Notes, 144A, 9.250%, 5/01/12 (original cost $1,219,725; purchased 3/10/10 - 3/11/10)(b)(f)	1,209,937
Ba3	775		LBI Escrow Corp., Sr. Sec’d. Notes, 144A, 8.000%, 11/01/17(d)	803,094
B1	620		Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 6.500%, 1/15/12	635,500
Ba2	850		Union Carbide Corp., Sr. Unsec’d. Notes, 7.500%, 6/01/25	829,089

				7,055,631

Consumer 0.3%
B1	300		Jostens, Inc., Gtd. Notes, 7.625%, 10/01/12	301,125
B2	550		Levi Strauss & Co., Sr. Unsec’d. Notes, 9.750%, 1/15/15	578,188
Ca	853	(g)	Realogy Corp., Gtd. Notes, 11.000%, 4/15/14	780

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	25

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Consumer (cont’d)
B3	$890	Visant Holding Corp., Sr. Notes, 8.750%, 12/01/13	$907,800

			1,787,893

Electric 3.5%
Ba3	1,575	AES Corp., Sr. Sec’d. Notes, 144A, 8.750%, 5/15/13	1,598,625
Baa1	750	CenterPoint Energy Houston Electric LLC, Ser. J2, 5.700%, 3/15/13	825,914
A3	250	Consumers Energy Co., First Mtge., Bonds, Ser. D, 5.375%, 4/15/13	271,695
Baa2	1,250	Duke Energy Corp., Sr. Unsec’d. Notes, 6.300%, 2/01/14	1,403,223
Baa2	750	El Paso Electric Co., Sr. Unsec’d. Notes, 6.000%, 5/15/35	701,385
Baa3	185	Empresa Nacional de Electricidad SA (Chile), Unsub. Notes, 8.350%, 8/01/13	210,305
A2	1,200	Enel Finance International SA (Luxembourg), Gtd. Notes, 144A, 6.000%, 10/07/39(d)	1,129,287
A3	515	Energy East Corp., Sr. Unsec’d. Notes, 6.750%, 6/15/12 - 9/15/33	565,787
Baa3	1,000	Enersis SA (Chile), Sr. Unsec’d. Notes, 7.375%, 1/15/14	1,122,394
Baa1	125	Exelon Corp., Sr. Unsec’d. Notes, 4.900%, 6/15/15	131,976
A3	750	Exelon Generation Co., Sr. Unsec’d. Notes, 6.200%, 10/01/17	831,450
A3	800	6.250%, 10/01/39	834,342

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Electric (cont’d.)
A1	$1,891	Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A, 6.250%, 6/17/14	$2,075,669
B3	1,970	Mirant Americas Generation LLC, Sr. Unsec’d. Notes, 8.300%, 5/01/11	2,024,175
Ba1	969	Mirant Mid-Atlantic Pass-Through Trust A, Pass-thru Certs., Ser. A, 8.625%, 6/30/12	1,000,838
Baa3	355	NiSource Finance Corp., Gtd. Notes, 5.450%, 9/15/20	358,780
Ba3	600	North American Energy Alliance LLC , Sr. Sec’d. Notes, 144A, 10.875%, 6/01/16 (original cost $586,434; purchased 9/22/09)(f)	639,000
Baa1	545	Oncor Electric Delivery Co., First Mtge. Bonds, 6.800%, 9/01/18	626,637
NR(c)	2,603	Orion Power Holdings, Inc., Sr. Unsec’d. Notes, 12.000%, 5/01/10	2,603,267
Baa2	725	TransAlta Corp. (Canada), Sr. Unsec’d. Notes, 6.650%, 5/15/18	807,802

			19,762,551

Energy - Integrated 0.4%
Baa2	1,250	Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes, 144A, 6.750%, 11/15/39(d)	1,415,124
Baa2	175	Hess Corp., Sr. Unsec’d. Notes, 6.000%, 1/15/40	177,904
Baa1	470	Marathon Oil Canada Corp. (Canada), Gtd. Notes, 8.375%, 5/01/12	528,007

			2,121,035

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	27

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Energy - Other 0.7%
Baa3	$250	Anadarko Petroleum Corp., 6.200%, 3/15/40(d)	$253,050
A1	1,436	Dolphin Energy Ltd. (United Arab Emirates), Sr. Sec’d. Notes, 144A, 5.888%, 6/15/19	1,477,130
Ba1	700	Pioneer Natural Resources Co., Sr. Unsec’d. Notes, 6.875%, 5/01/18	722,256
Baa2	1,545	XTO Energy, Inc., Sr. Unsec’d. Notes, 6.250%, 4/15/13	1,733,915

			4,186,351

Foods 1.7%
Baa2	800	Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes, 144A, 6.875%, 11/15/19	926,392
B3	1,010	Carrols Corp., Gtd. Notes, 9.000%, 1/15/13	1,032,725
Baa2	1,155	Kraft Foods, Inc., Sr. Unsec’d. Notes, 6.125%, 2/01/18	1,275,852
Baa2	275	6.500%, 2/09/40	295,947
Baa1	450	Mead Johnson Nutrition Co., Sr. Unsec’d. Notes, 144A, 3.500%, 11/01/14	455,790
Baa3	980	Ralcorp Holdings, Inc., Gtd. Notes, 144A, 6.625%, 8/15/39	979,240
B2	1,300	Stater Brothers Holdings, Inc., Gtd. Notes, 8.125%, 6/15/12	1,304,875
Ba3	2,425	Tyson Foods, Inc., 7.850%, 4/01/16	2,631,125
Baa3	420	Yum! Brands, Inc., Sr. Unsec’d. Notes, 8.875%, 4/15/11	447,757

			9,349,703

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Gaming 0.1%
		MGM Mirage,
B1	$395	Sr. Sec’d. Notes, 144A, 10.375%, 5/15/14	$432,525
B1	250	Sr. Sec’d. Notes, 13.000%, 11/15/13(d)	293,750

			726,275

Healthcare & Pharmaceutical 1.0%
B1	600	Apria Healthcare Group, Inc., Sr. Sec’d. Notes, 144A, 12.375%, 11/01/14 (original cost $594,666; purchased 8/10/09)(b)(f)	663,000
Baa3	1,000	Express Scripts, Inc., Gtd. Notes, 6.250%, 6/15/14	1,121,492
Baa3	1,400	Hospira, Inc., Sr. Unsec’d. Notes, 5.550%, 3/30/12	1,499,747
Baa3	1,000	McKesson Corp., Sr. Unsec’d. Notes, 6.500%, 2/15/14	1,124,660
Ba1	900	Senior Housing Properties Trust, Sr. Unsec’d. Notes, 8.625%, 1/15/12	942,750
A1	185	Wyeth, Gtd. Notes, 6.450%, 2/01/24	215,026

			5,566,675

Healthcare Insurance 0.9%
A3	725	Aetna, Inc., Sr. Unsec’d. Notes, 6.750%, 12/15/37(d)	799,017
Baa2	965	Cigna Corp., Sr. Unsec’d. Notes, 5.375%, 3/15/17	1,008,742
Ba1	2,100	Coventry Health Care, Inc., Sr. Unsec’d. Notes, 6.125%, 1/15/15(d)	2,141,286

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	29

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Healthcare Insurance (cont’d.)
Baa1	$1,000	United Health Group, Inc., Sr. Unsec’d. Notes, 6.000%, 6/15/17	$1,074,344

			5,023,389

Insurance 2.7%
Baa1	890	Allied World Assurance Co. Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes, 7.500%, 8/01/16	970,468
A3	1,300	American International Group, Inc., Sr. Unsec’d. Notes, MTN, 5.850%, 1/16/18(i)	1,210,109
A3	625	Sr. Unsec’d. Notes, 4.250%, 5/15/13	610,415
A3	200	5.050%, 10/01/15	188,675
Baa1	2,350	Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes, 5.750%, 12/01/14	2,475,939
A3	650	Chubb Corp., Jr. Sub. Notes, 6.375%, 3/29/67(a)	650,812
Baa1	525	Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes, 7.000%, 7/15/34	502,452
Ba1	940	Lincoln National Corp., Jr. Sub. Notes, 6.050%, 4/20/67(a)	817,800
Baa2	800	Lincoln National Corp., Sr. Unsec’d. Notes, 8.750%, 7/01/19	997,946
A1	550	Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A, 8.875%, 6/01/39	734,957
A3	750	MetLife, Inc., Sr. Unsec’d. Notes, 7.717%, 2/15/19	888,233
Aa2	190	Northwestern Mutual Life Insurance, Notes, 144A, 6.063%, 3/30/40	196,246

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Baa1	$360	Ohio National Financial Services, Inc., Notes, 144A, 6.375%, 4/30/20	$369,476
A2	365	Progressive Corp. (The), Jr. Sub. Notes, 6.700%, 6/15/37(a)(d)	361,701
Aa2	830	Teachers Insurance & Annuity Association of America, Notes, 144A, 6.850%, 12/16/39	935,880
A3	400	Travelers Cos., Inc. (The), Jr. Sub. Notes, 6.250%, 3/15/37(a)	393,391
Baa2	2,500	XL Capital Finance Europe PLC (United Kingdom), Gtd. Notes, 6.500%, 1/15/12	2,653,083
		XL Capital Ltd. (Cayman Islands),
Ba1	260	Jr. Sub. Notes, Ser. E, 6.500%, 12/31/49(a)	213,200
Baa2	25	Sr. Unsec’d. Notes, 5.250%, 9/15/14	26,132

			15,196,915

Lodging 0.5%
B2	900	FelCor Lodging LP Sr. Sec’d. Notes, 10.000%, 10/01/14(d)	940,500
		Starwood Hotels & Resorts Worldwide, Inc.,
Ba1	1,140	Gtd. Notes, 7.875%, 5/01/12	1,239,750
Ba1	380	Sr. Unsec’d. Notes, 6.250%, 2/15/13	401,850

			2,582,100

Media & Entertainment 2.7%
Baa1	90	British Sky Broadcasting Group PLC (United Kingdom), Gtd. Notes, 144A, 6.100%, 2/15/18	98,484

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	31

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Media & Entertainment (cont’d.)
Baa3	$1,700	CBS Corp., Gtd. Notes, 8.200%, 5/15/14(d)	$1,998,413
Ba2	835	Gannett Co., Inc., Sr. Unsec’d. Notes, 5.750%, 6/01/11(d)	853,788
Ba2	500	6.375%, 4/01/12	513,750
Baa2	483	Historic TW, Inc., Gtd. Notes, 6.625%, 5/15/29	518,735
Baa1	1,015	News America, Inc., Gtd. Notes, 6.150%, 3/01/37	1,039,181
Baa1	490	6.900%, 8/15/39	547,701
Baa1	550	7.625%, 11/30/28	620,576
Baa3	2,400	R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes, 4.950%, 4/01/14	2,474,414
Baa3	1,800	8.600%, 8/15/16	2,032,697
Caa1	1,100	Sinclair Broadcast Group, Inc., Gtd. Notes, 8.000%, 3/15/12	1,095,875
Baa2	720	Time Warner Cos., Inc., Gtd. Notes, 6.950%, 1/15/28	797,287
Baa2	315	Viacom, Inc., Sr. Unsec’d. Notes, 4.375%, 9/15/14	330,717
Baa2	895	6.250%, 4/30/16	1,004,238
Baa2	460	6.750%, 10/05/37	486,264
Baa2	230	6.875%, 4/30/36	251,524
Baa2	750	Vivendi SA (France), Sr. Unsec’d. Notes, 144A, 5.750%, 4/04/13	814,349

			15,477,993

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Metals 2.1%
Ba3	$2,735	AK Steel Corp., Gtd. Notes, 7.750%, 6/15/12(d)	$2,741,838
Baa3	90	Alcoa, Inc., Sr. Unsec’d. Notes, 5.950%, 2/01/37	78,829
Baa3	550	ArcelorMittal SA (Luxembourg), Sr. Unsec’d. Notes, 6.125%, 6/01/18	592,893
Ba2	795	Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes, 8.375%, 4/01/17	891,394
Baa2	775	Newmont Mining Corp., Gtd. Notes, 6.250%, 10/01/39	810,728
Baa1	1,100	Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes, 8.950%, 5/01/14	1,332,749
Baa1	990	9.000%, 5/01/19	1,275,488
Baa3	830	Teck Resources Ltd. (Canada), Sr. Sec’d. Notes, 9.750%, 5/15/14	1,008,450
Baa3	175	10.250%, 5/15/16	210,875
Baa3	600	10.750%, 5/15/19	747,000
Ba2	700	United States Steel Corp., Sr. Unsec’d. Notes, 7.000%, 2/01/18	712,250
Baa2	740	Vale Overseas Ltd. (Cayman Islands), Gtd. Notes, 6.875%, 11/21/36 - 11/10/39	776,563
Baa2	900	Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A, 5.500%, 11/16/11	946,167

			12,125,224

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	33

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

CORPORATE BONDS (Continued)

Non-Captive Finance 3.1%
B2		$1,000	American General Finance Corp., Sr. Unsec’d. Notes, MTN, 6.900%, 12/15/17	$839,589
Baa1		475	Block Financial LLC, Gtd. Notes, 7.875%, 1/15/13	537,751
Baa1		498	Bosphorus Financial Services Ltd., Reg.-S (Cayman Islands), Sr. Sec’d. Notes, MTN, 2.050%, 2/15/12(a)	486,257
Baa1		3,500	GATX Corp., Sr. Unsec’d. Notes, 4.750%, 10/01/12	3,657,363
Aa2	AUD	1,090	General Electric Capital Australia Funding Pty. Ltd. (Australia), Gtd. Notes, MTN, 6.000%, 4/15/15	949,123
Aa2		2,900	General Electric Capital Corp., Sr. Unsec’d. Notes, Ser. G, MTN,(h) 6.000%, 8/07/19(d)	3,134,659
B3		850	GMAC, Inc., Gtd. Notes, 6.875%, 9/15/11	864,875
B3		635	7.250%, 3/02/11	646,906
Baa1		900	HSBC Finance Capital Trust IX, 5.911%, 11/30/35(a)	821,250
B1		1,225	International Lease Finance Corp., Sr. Unsec’d. Notes, MTN, 5.750%, 6/15/11	1,222,413
Ba2		1,750	Nelnet, Inc., Jr. Sub. Notes, 7.400%, 9/29/36(a)	1,507,459
A2		860	Preferred Term Securities X Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A, 1.005%, 7/03/33(a)(b)	542,094

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
Ba1	$1,450	SLM Corp., Sr. Unsec’d. Notes, MTN, 5.050%, 11/14/14	$1,343,443
Ba1	1,100	8.450%, 6/15/18	1,099,133

			17,652,315

Packaging 0.7%
Ba2	1,310	Greif, Inc., Sr. Unsec’d. Notes, 7.750%, 8/01/19	1,378,775
Baa3	2,300	Sealed Air Corp., Sr. Unsec’d. Notes, 144A, 5.625%, 7/15/13	2,437,607

			3,816,382

Paper 1.1%
Ba3	1,440	Georgia-Pacific LLC, Sr. Unsec’d. Notes, 8.125%, 5/15/11(d)	1,519,200
Baa3	1,075	International Paper Co., Sr. Unsec’d. Notes, 7.300%, 11/15/39	1,191,843
Baa3	600	7.500%, 8/15/21(d)	704,765
Ba1	1,650	MeadWestvaco Corp., Sr. Unsec’d. Notes, 7.375%, 9/01/19	1,842,887
Ba2	1,000	Rock-Tenn Co., Sr. Sec’d. Notes, 8.200%, 8/15/11	1,053,750

			6,312,445

Pipelines & Other 0.5%
Baa2	520	Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes, 7.300%, 8/15/33	601,257
Baa3	400	Plains All American Pipeline LP , Gtd. Notes, 4.250%, 9/01/12	417,777

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	35

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Pipelines & Other (cont’d.)
Baa1	$750	Sempra Energy, Sr. Unsec’d. Notes, 6.500%, 6/01/16	$852,723
Ba3	790	Sonat, Inc., Sr. Unsec’d. Notes, 7.625%, 7/15/11	822,566

			2,694,323

Real Estate Investment Trusts 1.5%
Baa2	1,100	Hospitality Properties Trust, Sr. Unsec’d. Notes, 7.875%, 8/15/14	1,211,537
Baa2	700	Mack-Cali Realty LP, Sr. Unsec’d. Notes, 4.600%, 6/15/13	728,766
Baa3	665	Post Apartment Homes LP, Sr. Unsec’d. Notes, 5.450%, 6/01/12	692,027
Baa2	700	ProLogis, Sr. Unsec’d. Notes, 7.375%, 10/30/19	727,542
Baa1	600	Realty Income Corp., Sr. Unsec’d. Notes, 6.750%, 8/15/19	639,942
A3	260	Simon Property Group LP, Sr. Unsec’d. Notes, 4.200%, 2/01/15(d)	264,006
A3	1,250	5.300%, 5/30/13	1,340,394
A3	340	6.750%, 5/15/14	379,953
A3	600	10.350%, 4/01/19	777,499
A2	1,450	WEA Finance LLC , Gtd. Notes, 144A, 5.750%, 9/02/15(d)	1,567,567

			8,329,233

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Retailers 1.4%
Baa2	$1,225	CVS Caremark Corp., Sr. Unsec’d. Notes, 6.125%, 9/15/39	$1,256,201
Ba1	2,076	GameStop Holdings Corp., Gtd. Notes, 8.000%, 10/01/12	2,153,850
Ba2	400	Macy’s Retail Holdings, Inc., Gtd. Notes, 5.350%, 3/15/12	418,000
Ba2	2,768	5.875%, 1/15/13	2,909,860
B3	500	Susser Holdings LLC , Gtd. Notes, 10.625%, 12/15/13	528,750
B2	650	Susser Holdings LLC & Finance Corp., Sr. Notes, 144A, 8.500%, 5/15/16	642,493

			7,909,154

Technology 2.1%
B2	540	Advanced Micro Devices, Inc., Sr. Unsec’d. Notes, 144A, 8.125%, 12/15/17	556,200
BBB-(c)	2,268	Affiliated Computer Services, Inc., Sr. Unsec’d. Notes, 4.700%, 6/01/10	2,272,462
Baa3	950	Amphenol Corp., Sr. Unsec’d. Notes, 4.750%, 11/15/14	987,607
Baa2	500	Fiserv, Inc., Gtd. Notes, 6.125%, 11/20/12	545,834
Baa3	31	Motorola, Inc., Sr. Unsec’d. Notes, 8.000%, 11/01/11	33,416
Ba1	875	Seagate HDD Cayman (Cayman Islands), Sr. Unsec’d. Notes, 144A, 6.875%, 5/01/20	877,187

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	37

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Technology (cont’d.)
Ba1	$990	Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes, 6.375%, 10/01/11	$1,029,600
Baa3	1,005	Seagate Technology International Co. (Cayman Islands), Sec’d. Notes, 144A, 10.000%, 5/01/14	1,190,925
Caa1	1,630	Sensata Technologies BV (Netherlands), Gtd. Notes, 8.000%, 5/01/14	1,691,125
Ba1	900	STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 6.750%, 11/15/11	910,125
Caa1	930	SunGard Data Systems, Inc., Gtd. Notes, 10.250%, 8/15/15(d)	979,987
Baa2	1,050	Xerox Corp., Sr. Unsec’d. Notes, 4.250%, 2/15/15(d)	1,073,135

			12,147,603

Telecommunications 2.7%
A2	285	America Movil SAB de CV (Mexico), Gtd. Notes, 144A, 6.125%, 3/30/40(d)	283,701
A2	1,100	AT&T, Inc., Sr. Unsec’d. Notes, 6.550%, 2/15/39	1,179,299
Baa2	150	British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes, 9.625%, 12/15/30	193,026
Baa3	1,100	Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A, 7.750%, 5/01/17	1,196,250
Baa3	3,100	Embarq Corp., Sr. Unsec’d. Notes, 7.082%, 6/01/16 (original cost $2,932,519; purchased 5/12/06 - 1/12/09)(b)(f)	3,418,767

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
B1	$200	Qwest Capital Funding, Inc., Gtd. Notes, 7.250%, 2/15/11	$205,500
B1	1,000	7.900%, 8/15/10	1,007,500
Ba1	468	Qwest Corp., Sr. Unsec’d. Notes, 7.625%, 6/15/15	515,970
Ba1	250	7.875%, 9/01/11	265,312
Ba1	700	8.375%, 5/01/16	798,000
Ba3	1,680	Sprint Capital Corp., Gtd. Notes, 7.625%, 1/30/11	1,724,100
Baa2	540	Telecom Italia Capital SA (Luxembourg), Gtd. Notes, 4.875%, 10/01/10	547,877
Baa2	1,600	4.950%, 9/30/14	1,648,301
Baa1	1,050	Telefonica Emisiones SAU (Spain), Gtd. Notes, 5.134%, 4/27/20	1,051,042
A3	600	Verizon Communications, Inc., Sr. Unsec’d. Notes, 6.400%, 2/15/38(i)	642,470
A2	615	Verizon Wireless Capital LLC, Sr. Unsec’d. Notes, 8.500%, 11/15/18	778,078

			15,455,193

Tobacco 0.6%
Baa1	1,475	Altria Group, Inc., Gtd. Notes, 9.950%, 11/10/38(i)	1,997,563
Baa2	725	Lorillard Tobacco Co., Gtd. Notes, 8.125%, 6/23/19(d)	817,895
Baa3	650	Reynolds American, Inc., Gtd. Notes, 6.750%, 6/15/17	701,416

		TOTAL CORPORATE BONDS	3,516,874

			245,649,555

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	39

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

FOREIGN AGENCIES 2.1%
A1	$100	China Development Bank Corp. (China), 5.000%, 10/15/15	$107,678
Ba1	80	DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A, 6.850%, 7/02/37	66,157
Ba1	1,770	DP World Ltd., Reg.-S (United Arab Emirates), Sr. Unsec’d. Notes, MTN, 6.850%, 7/02/37	1,464,675
A1	100	Export-Import Bank of China (China), 144A, 4.875%, 7/21/15	107,029
A1	905	Export-Import Bank of Korea (South Korea), 5.875%, 1/14/15	982,071
Baa1	200	GAZ Capital SA (Luxembourg), Sr. Unsec’d. Notes, 8.125%, 7/31/14	222,020
Baa1	3,165	Sr. Unsec’d. Notes, 144A, 9.250%, 4/23/19	3,738,656
Baa1	765	GAZ Capital SA, Reg.-S (Luxembourg), Sr. Unsec’d. Notes, 9.250%, 4/23/19	903,656
Baa1	1,055	GAZ Capital SA, Reg.-S (Luxembourg), Sr. Unsec’d. Notes, 144A, 8.125%, 7/31/14	1,164,456
BBB+(c)	172	Gazprom International SA (Luxembourg), Gtd. Notes, 144A, 7.201%, 2/01/20	181,638
A1	1,050	Korea Expressway Corp. (South Korea), 144A, 4.500%, 3/23/15	1,080,505
BB-(c)	1,390	National Power Corp. (Philippines), 144A, 4.502%, 8/23/11(a)	1,449,075
Ba1	40	Petroleum Export Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A, 5.265%, 6/15/11	39,256
Aa2	250	RAS Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes, 144A, 5.298%, 9/30/20 (original cost $250,000; purchased 8/4/05)(f)	260,265

		TOTAL FOREIGN AGENCIES	11,767,137

See Notes to Financial Statements.

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Moody’s Ratings†	Principal Amount (000)#	Description	Value (Note 1)

MORTGAGE BACKED SECURITIES 13.6%
	$4	Federal Home Loan Mortgage Corp., 3.331%, 7/01/30(a)	$4,640
	198	4.500%, 2/01/19	208,444
	1,786	5.500%, 10/01/33 - 7/01/34	1,914,664
	2,163	6.000%, 2/01/16 - 12/01/36	2,350,300
	560	6.500%, 3/01/16 - 11/01/33	612,846
	203	7.000%, 9/01/32	226,798
	33	8.500%, 8/01/24 - 11/01/24	38,495
	109	Federal National Mortgage Association, 1.841%, 9/01/40(a)	109,188
	23	2.937%, 9/01/31(a)	23,866
	69	3.596%, 5/01/36(a)	69,986
	2,190	4.000%, 5/01/19 - 3/01/20	2,275,408
	9,457	4.500%, 6/01/18 - 2/01/39	9,656,532
	22,500	4.500%, TBA 30 YR	22,682,813
	32	4.532%, 1/01/28(a)	32,907
	3,389	5.000%, 9/01/17 - 12/01/19	3,615,808
	19,371	5.500%, 3/01/16 - 6/01/34	20,582,210
	6,871	6.000%, 5/01/16 - 6/01/37	7,428,249
	2,546	6.500%, 12/01/17 - 11/01/33	2,793,878
	179	7.000%, 3/01/32 - 6/01/32	200,078
	15	Government National Mortgage Association, 3.125%, 11/20/29(a)	15,333
	79	4.375%, 5/20/30(a)	82,188
	182	5.500%, 8/15/33	194,972
	285	6.000%, 1/15/33 - 12/15/33	309,288
	1,266	6.500%, 9/15/32 - 7/15/38	1,389,922
	1	8.000%, 8/20/31	1,190
	1	8.500%, 6/15/30	1,261

		TOTAL MORTGAGE BACKED SECURITIES	76,821,264

MUNICIPAL BONDS 0.7%

California 0.3%
A1	835	State of California, G.O., Build America Bonds, 7.300%, 10/01/39	895,563
A1	275	7.625%, 3/01/40	307,004
Aa1	500	University of California Rev., Build America Bonds, 5.770%, 5/15/43	504,420

			1,706,987

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	41

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

MUNICIPAL BONDS (Continued)

Illinois 0.1%
A1		$545	Chicago O’Hare Int’l. Arpt., Build America Bonds, 6.395%, 1/01/40	$574,610
Aa3		50	State of Illinois, Build America Bonds, Taxable, Ser. 3, G.O., 6.725%, 4/01/35	51,764

				626,374

New Jersey 0.2%
A3		750	New Jersey State Tpk. Auth. Rev., Build America Bonds Tax Issuer Subs., Ser. F, 7.414%, 1/01/40	912,960

Oregon
Aa2		235	Oregon State Dept. of Tran. Hwy. Rev., Build America Bonds, Tax Issuer Subs., Ser. A, 5.834%, 11/15/34	247,455

Tennessee 0.1%
Aa2		550	Metropolitan Government of Nashville & Davidson County Convention Center Auth., Build America Bonds, Taxable Subs., Ser. B, 6.731%, 7/01/43	588,775

			TOTAL MUNICIPAL BONDS	4,082,551

SOVEREIGNS 2.2%
B-(c)		930	Argentina Bonos (Argentina), 7.000%, 10/03/15	752,137
Baa1	HUF	226,630	Hungary Government Bond (Hungary), Ser. 15/A, 8.000%, 2/12/15	1,214,831
Baa1	HUF	245,830	Ser. 19/A, 6.500%, 6/24/19	1,208,859
B3	EUR	255	Jamaica Government International Bond (Jamaica), 11.000%, 7/27/12	349,706
Baa1	MXN	12,510	Mexican Bonos (Mexico), Ser. M 10, 8.000%, 12/17/15	1,066,559

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Moody’s Ratings†	Principal Amount (000)#		Description	Value (Note 1)

SOVEREIGNS (Continued)
Baa1	MXN	22,020	Mexican Bonos (Mexico), Ser. M 30, 10.000%, 11/20/36	$2,195,159
Baa3		$439	Peru Enhanced Pass-Through Finance Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A, Zero, 5/31/18(j)	351,514
A2	PLN	3,110	Poland Government Bond (Poland), Ser. 1015, 6.250%, 10/24/15	1,105,618
A(c)	PLN	3,660	Ser. 1019, 5.500%, 10/25/19	1,227,229
Aa2		810	Qatar Government International Bond (Qatar), 144A, 6.400%, 1/20/40	848,475
B2		490	Ukraine Government International Bond (Ukraine), 6.385%, 6/26/12	491,274
B2		2,090	Venezuela Government International Bond (Venezuela), 9.250%, 9/15/27	1,624,975

			TOTAL SOVEREIGNS	12,436,336

STRUCTURED NOTE 0.3%
Caa3		1,542	CDX North America High Yield, Pass-Thru Certs., Ser. 5-T3, 144A, 8.250%, 12/29/10
			TOTAL STRUCTURED NOTE	1,560,933

U.S. GOVERNMENT TREASURY SECURITIES 4.3%
		1,995	U.S. Treasury Bonds, 4.375%, 11/15/39	1,945,125
		1,565	U.S. Treasury Notes, 2.500%, 3/31/15(d)	1,572,825
		760	2.500%, 4/30/15	762,789
		3,530	2.750%, 11/30/16(i)	3,472,638
		8,785	3.625%, 2/15/20(d)	8,758,917
		13,985	U.S. Treasury Strip Coupon, 5.610%, 8/15/22(j)	8,230,326

			TOTAL U.S. GOVERNMENT TREASURY SECURITIES	24,742,620

			TOTAL LONG-TERM INVESTMENTS (cost $523,707,092)	547,437,717

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	43

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)
SHORT-TERM INVESTMENTS 10.8%
AFFILIATED MUTUAL FUNDS
2,810,444	Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund (cost $27,895,004)	$24,760,014
36,255,610	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund(k) (cost $36,255,610; includes $20,743,840 of cash collateral received for securities on loan)(k)(l)	36,255,610

	TOTAL SHORT-TERM INVESTMENTS (cost $64,150,614)	61,015,624

	TOTAL INVESTMENTS 107.5% (cost $587,857,706; Note 5)(m)	608,453,341
	Liabilities in excess of other assets(n) (7.5%)	(42,543,723)

	NET ASSETS 100.0%	$565,909,618

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ABS—Asset-Based Security

AUD—Australian Dollar

CAD—Canadian Dollar

CDO—Collateralized Debt Obligation

EUR—Euro

GBP—Pound Sterling

G.O.—General Obligation

HUF—Hungarian Forint

INR—Indian Rupee

KRW—South Korean Won

KZT—Kazakhstan Tenge

LLC—Limited Liability Corporation

LP—Limited Partnership

MTN—Medium Term Note

MXN—Mexican Peso

MYR—Malaysian Ringgit

NR—Not Rated by Moody’s or Standard & Poor’s

NZD—New Zealand Dollar

NOK—Norwegian Krone

PHP—Philippine Peso

PCL—Public Company Limited

PLN—Polish Zloty

RUB—Russian Rouble

SEK—Swedish Krona

TBA—To Be Announced

TRY—Turkish Lira

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

#	Unless otherwise stated, principal amounts are denominated in U.S. dollars.
†	The ratings reflected are as of April 30, 2010. Ratings of certain bonds may have changed subsequent to that date.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2010.
(b)	Indicates a security that has been deemed illiquid.
(c)	Standard and Poor’s Rating.
(d)	All or a portion of security is on loan. The aggregate market value of such securities is $20,342,404; cash collateral of $20,743,840 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(e)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(f)	Indicates a restricted security, the aggregate original cost of such securities is $5,852,872. The aggregate value of $6,478,964 is approximately 1.1% of net assets.
(g)	Amount is actual; not rounded to thousands.
(h)	Security segregated as collateral for futures contracts.
(i)	Security segregated as collateral for swap contracts.
(j)	Represents a zero coupon bond. Rate shown reflects the effective yield at reporting date.
(k)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund and the Prudential Investment Portfolios 2—Prudential Core Short-Term Bond Fund.
(l)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(m)	As of April 30, 2010, 1 security representing $1,111,623 and 0.2% of the net assets was fair valued in accordance with the policies adopted by the Board of Directors.
(n)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Open futures contracts outstanding at April 30, 2010:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at April 30, 2010	Unrealized Appreciation/ (Depreciation)
	Long Positions:
34	U.S. Treasury 2 Yr. Note	Jun. 2010	$7,382,234	$7,397,656	$15,422
284	U.S. Treasury 5 Yr. Note	Jun. 2010	32,598,898	32,904,063	305,165
280	U.S. Long Bond	Jun. 2010	32,578,778	33,337,500	758,722

					$1,079,309

	Short Positions:
14	Euro bond	Jun. 2010	2,320,890	2,327,244	(6,354)
125	U.S. Treasury 10 Yr. Note	Jun. 2010	14,694,775	14,738,281	(43,506)
29	U.S. Ultra Bond	Jun. 2010	3,520,183	3,596,906	(76,723)

					$(126,583)

					$952,726

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	45

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Forward foreign currency exchange contracts outstanding at April 30, 2010:

Foreign Currency Contracts	Counterparty	Contracts to Deliver		Payable at Settlement Date	Value at April 30, 2010	Unrealized Appreciation/ (Depreciation)
Purchased:
Australian Dollar
expiring 05/20/10	UBS AG	AUD	32,700	$30,117	$30,186	$69
expiring 05/20/10	UBS AG	AUD	694,656	639,790	641,264	1,474
Canadian Dollar
expiring 05/19/10	UBS AG	CAD	2,770,418	2,772,983	2,727,479	(45,504)
Euro
expiring 05/26/10	Morgan Stanley & Co., Inc.	EUR	1,050,765	1,399,900	1,399,172	(728)
Indian Rupee
expiring 05/24/10	UBS AG	INR	60,192,504	1,313,100	1,353,768	40,668
Kazakhstan Tenge
expiring 12/15/10	Morgan Stanley & Co., Inc.	KZT	293,480,820	2,012,900	2,010,280	(2,620)
Malaysian Ringgit
expiring 06/10/10	UBS AG	MYR	4,400,756	1,317,000	1,378,651	61,651
New Zealand Dollar
expiring 05/20/10	UBS AG	NZD	2,282,239	1,613,086	1,656,639	43,553
expiring 05/20/10	Goldman Sachs Group LP	NZD	1,633,115	1,180,600	1,185,451	4,851
Norwegian Krone
expiring 05/21/10	JPMorgan Chase Securities	NOK	5,702,543	963,803	965,720	1,917
expiring 05/21/10	UBS AG	NOK	5,990,200	1,011,900	1,014,435	2,535
Philippine Peso
expiring 06/18/10	UBS AG	PHP	61,485,858	1,341,900	1,375,095	33,195
Pound Sterling
expiring 05/26/10	JPMorgan Chase Securities	GBP	1,031,227	1,584,552	1,577,649	(6,903)
Russian Rouble
expiring 07/08/10	UBS AG	RUB	40,460,934	1,384,700	1,375,933	(8,767)
Turkish Lira
expiring 05/28/10	JPMorgan Chase Securities	TRY	4,188,241	2,810,900	2,801,078	(9,822)
South Korean Won
expiring 06/15/10	UBS AG	KRW	1,489,788,850	1,313,700	1,342,358	28,658
expiring 06/15/10	UBS AG	KRW	1,540,830,920	1,383,400	1,388,349	4,949
Swedish Krona
expiring 05/21/10	Goldman Sachs Group LP	SEK	4,851,291	678,753	669,826	(8,927)

						$140,249

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Foreign Currency Contracts	Counterparty	Contracts to Deliver		Payable at Settlement Date	Value at April 30, 2010	Unrealized Appreciation/ (Depreciation)
Sold:
Euro
expiring 05/26/10	UBS AG	EUR	71,460	$95,133	$95,154	$(21)
Hungarian Forint
expiring 05/21/10	Goldman Sachs Group LP	HUF	195,134,052	987,970	963,955	24,015
Mexican Nuevo Peso
expiring 05/19/10	UBS AG	MXN	13,468,807	1,098,654	1,091,720	6,934
expiring 05/19/10	UBS AG	MXN	13,382,010	1,092,640	1,084,685	7,955
Polish Zloty
expiring 05/21/10	JPMorgan Chase Securities	PLN	2,296,774	792,675	777,692	14,983

						$53,866

						$194,115

Interest rate swap agreements outstanding at April 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC(a)	3/25/2012	EUR	10,990	1.476%	3 month LIBOR	$33,377	$—	$33,377
Barclays Bank PLC(a)	4/27/2013	GBP	9,380	2.860%	3 month LIBOR	12,410	—	12,410
Citibank N.A. (b)	4/27/2020		$2,810	3.823%	3 month LIBOR	(42,263)	—	(42,263)

						$3,524	$—	$3,524

(a)	The Portfolio pays the floating rate and receives the fixed rate.
(b)	The Portfolio pays the fixed rate and receives the floating rate.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at April 30, 2010:

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit default swaps on Corporate Issues—Buy Protections(1):
Barclays Bank PLC	6/20/2011	$835	5.000%	Gannett Co., Inc. 6.375%, due 4/01/12	$(43,429)	$(14,698)	$(28,731)
Citibank, N.A.	3/20/2012	2,500	5.000%	XL Capital Ltd. 5.250%, due 9/15/14	(215,009)	(95,514)	(119,495)
Citibank, NA	6/20/2014	1,700	1.000%	Viacom, Inc. 4.625%, due 5/15/18	(6,255)	108,309	(114,564)

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	47

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Counterparty	Termination Date	Notional Amount (000)#(2)	Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse Internationl	12/20/2012	$3,500	1.000%	GATX Corp. 5.500%, due 2/15/12	$14,375	$30,936	$(16,561)
Credit Suisse Internationl	6/20/2014	2,500	1.000%	Centex Corp. 5.250%, due 6/15/15	(3,958)	(14,389)	10,431
Credit Suisse Internationl	3/20/2015	1,885	1.000%	Toll Brothers, Inc. 5.150%, due 5/15/15	41,654	14,362	27,292
Deutsche Bank AG	3/20/2012	500	5.000%	Gannett Co., Inc. 6.375%, due 4/01/12	(37,531)	(10,355)	(27,176)
Deutsche Bank AG	12/20/2012	2,768	1.000%	May Department Store Co. 8.000%, due 7/15/12	(11,484)	92,467	(103,951)
Deutsche Bank AG	6/20/2013	2,300	1.000%	Sealed Air Corp. 5.625%, due 7/15/13	(14,377)	30,778	(45,155)
Deutsche Bank AG	9/20/2013	965	1.000%	Masco Corp. 6.125%, due 10/03/16	5,944	30,907	(24,963)
Deutsche Bank AG	3/20/2014	380	7.050%	Starwood Hotels & Resorts Holdings, Inc. 7.875%, due 5/1/12	(87,033)	—	(87,033)
Deutsche Bank AG	6/20/2014	2,400	1.000%	R.R. Donnelly & Sons Co. 4.950%, due 4/01/14	48,922	159,770	(110,848)
Deutsche Bank AG	3/20/2018	1,300	3.700%	American International Group 6.250%, due 5/1/36	(70,083)	—	(70,083)
Goldman Sachs International	3/20/2014	1,250	0.700%	Duke Energy Corp. 5.650%, due 6/15/13	(9,323)	—	(9,323)
Goldman Sachs International	3/20/2014	2,000	5.300%	International Paper Co. 5.300%, due 4/1/15	(332,986)	—	(332,986)
Goldman Sachs International	3/20/2014	1,250	6.600%	Simon Property Group LP 5.250%, due 12/1/16	(269,014)	—	(269,014)
JPMorgan Chase Bank	6/20/2014	1,450	5.000%	SLM Corp. 5.125%, due 8/27/12	(70,439)	229,271	(299,710)
JPMorgan Chase Bank	9/20/2016	1,800	1.000%	R.R. Donnelley & Sons Co. 4.950%, due 4/01/14	92,867	204,251	(111,384)
JPMorgan Chase Bank	9/20/2019	1,650	1.000%	Westvaco Corp. 7.950%, due 2/15/31	53,931	30,477	23,454

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Counterparty	Termination Date	Notional Amount (000)#(2)		Fixed Rate	Reference Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Merrill Lynch Capital Services, Inc.	9/20/2016		$2,425	1.730%	Tyson Foods, Inc. 7.850%, due 4/1/16	$(11,504)	$—	$(11,504)
Morgan Stanley Capital Services, Inc.	6/20/2013	EUR	1,300	1.650%	Itraxx Euro zero coupon, due 6/20/13	(49,442)	(31,462)	(17,980)

						$(974,174)	$765,110	$(1,739,284)

The Fund entered into credit default swaps as the protection seller on corporate issues to take an active position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

#	Notional amount is shown in U.S. dollars unless otherwise stated.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	49

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$31,110,239	$1,111,623
Residential Mortgage-Backed Securities	—	32,939,178	—
Bank Loans	—	15,923,715	—
Commercial Mortgage Backed Securities	—	82,530,810	—
Commercial Mortgage Obligations	—	6,761,756	—
Corporate Bonds	—	245,649,555	—
Foreign Agencies	—	11,767,137	—
Mortgage Backed Securities	—	76,821,264	—
Municipal Bonds	—	4,082,551	—
Sovereigns	—	12,436,336	—
Structured Note	—	1,560,933	—
U.S. Government Treasury Securities	—	24,742,620	—
Affiliated Mutual Funds	61,015,624	—	—
Other Financial Instruments*
Futures Contracts	952,726	—	—
Forward Foreign Currency Exchange Contracts	—	194,115	—
Interest Rate Swap Agreements	—	3,524	—
Credit Default Swap Agreements	—	(1,739,284)	—

Total	$61,968,350	$544,784,449	$1,111,623

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.

As of April 30, 2010 and October 31, 2009, the Fund’s use of significant unobservable inputs (Level 3) in determining the value of investments was immaterial to the Fund.

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2010 was as follows:

Commercial Mortgage Backed Securities	14.6%
Mortgage Backed Securities	13.6
Affiliated Mutual Fund (including 3.7% of collateral received for securities on loan)	10.8
Residential Mortgage Backed Securities	5.8
Non-Residential Mortgage Backed Securities	5.7
Banking	5.6
U.S. Government Treasury Securities	4.3
Electric	3.9
Non-Captive Finance	3.3
Media & Entertainment	2.8
Insurance	2.7
Telecommunications	2.7
Technology	2.5
Cable	2.3
Sovereign	2.2
Foreign Agencies	2.1
Metals	2.1
Healthcare & Pharmaceutical	1.9
Building Materials & Construction	1.8
Foods	1.7
Real Estate Investment Trusts	1.5
Retailers	1.4
Chemicals	1.2
Commercial Mortgage Obligations	1.2
Paper	1.1
Airlines	0.9
Automotive	0.9
Capital Goods	0.9
Healthcare Insurance	0.9
Energy—Other	0.7
Municipal Bonds	0.7
Packaging	0.7
Tobacco	0.6
Lodging	0.5
Pipelines & Other	0.5
Consumer	0.4
Energy—Integrated	0.4
Gaming	0.3
Structured Note	0.3

107.5
Liabilities in excess of other assets	(7.5)

100.0%

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	51

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on interest rate and credit default swaps	$61,177		Unrealized depreciation on interest rate and credit default swaps	$1,800,461
Credit contracts	Premium for swaps purchased	931,528		Premium for swaps written	166,418
Foreign exchange contracts	Unrealized appreciation on forward currency contracts	277,407		Unrealized depreciation on forward currency contracts	83,292
Interest rate contracts	Due from broker—variation margin	1,079,309	*	Due from broker—variation margin	126,583	*
Interest rate contracts	Unrealized appreciation on interest rate and credit default swaps	45,787		Unrealized depreciation on interest rate and credit default swaps	42,263

Total		$2,395,208			$2,219,017

*	Includes cumulative appreciation/depreciation on futures contracts as reported in Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

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The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward Contracts	Futures	Swaps	Options	Total
Credit contracts	$—	$—	$(465,730)	$—	$(465,730)
Foreign exchange contracts	(119,425)	—	—	—	(119,425)
Interest rate contracts	—	1,441,599	(612,523)	(21,376)	807,700

Total	$(119,425)	$1,441,599	$(1,078,253)	$(21,376)	$222,545

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Forward Contracts	Futures	Swaps	Total
Credit contracts	$—	$—	$(851,157)	$(851,157)
Foreign exchange contracts	244,254	—	—	244,254
Interest rate contracts	—	373,451	(48,304)	325,147

Total	$244,254	$373,451	$(899,461)	$(281,756)

For the six months ended April 30, 2010, the Fund’s average volume of derivative activities are as follows: (Unaudited)

Futures Long Position (Value at Trade Date)	Futures Short Position (Value at Trade Date)	Forward Currency Contracts—Purchased (Value at Settlement Date Payable)	Forward Currency Contract—Sold (Value at Settlement Date Receivable)
$71,594,503	$11,219,375	$12,097,594	$4,960,270

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))	Credit Default Swaps as Writer (Notional Amount in USD (000))
$29,745	$40,873	$667

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	53

Statement of Assets and Liabilities

as of April 30, 2010 (Unaudited)

Assets
Investments, at value including securities on loan of $20,342,404:
Unaffiliated investments (cost $523,707,092)	$547,437,717
Affiliated investments (cost $64,150,614)	61,015,624
Cash	35,013
Receivable for investments sold	11,762,814
Dividends and interest receivable	6,080,550
Receivable for Fund shares sold	2,700,025
Premiums for swaps purchased	931,528
Unrealized appreciation on forward currency contracts	277,407
Due from broker-variation margin	213,021
Unrealized appreciation on interest rate and credit default swaps	106,964
Prepaid expenses	6,711

Total assets	630,567,374

Liabilities
Payable for investments purchased	39,816,370
Payable to broker for collateral for securities on loan	20,743,840
Unrealized depreciation on interest rate and credit default swaps	1,842,724
Payable for Fund shares reacquired	751,414
Income distribution payable	542,718
Accrued expenses	308,458
Management fee payable	169,601
Premiums for swaps written	166,418
Distribution fee payable	148,117
Unrealized depreciation on forward currency contracts	83,292
Affiliated transfer agent fee payable	53,571
Deferred directors’ fees	31,233

Total liabilities	64,657,756

Net Assets	$565,909,618

Net assets were comprised of:
Common stock, at par	$41,193
Paid-in capital in excess of par	548,744,791

548,785,984
Undistributed net investment income	251,965
Accumulated net realized loss on investments and foreign currency transactions	(3,097,358)
Net unrealized appreciation on investments and foreign currencies	19,969,027

Net assets, April 30, 2010	$565,909,618

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($339,021,526 ÷ 24,669,297 shares of common stock issued and outstanding)	$13.74
Maximum sales charge (4.50% of offering price)	.65

Maximum offering price to public	$14.39

Class B
Net asset value, offering price and redemption price per share ($41,291,612 ÷ 3,004,330 shares of common stock issued and outstanding)	$13.74

Class C
Net asset value, offering price and redemption price per share ($69,219,516 ÷ 5,040,394 shares of common stock issued and outstanding)	$13.73

Class L
Net asset value and redemption price per share ($10,585,519 ÷ 770,233 shares of common stock issued and outstanding)	$13.74
Maximum sales charge (4.25% of offering price)	.61

Maximum offering price to public	$14.35

Class M
Net asset value, offering price and redemption price per share ($9,055,568 ÷ 658,804 shares of common stock issued and outstanding)	$13.75

Class R
Net asset value, offering price and redemption price per share ($299,795 ÷ 21,779 shares of common stock issued and outstanding)	$13.77

Class X
Net asset value, offering price and redemption price per share ($4,779,761 ÷ 347,053 shares of common stock issued and outstanding)	$13.77

Class Z
Net asset value, offering price and redemption price per share ($91,656,321 ÷ 6,681,519 shares of common stock issued and outstanding)	$13.72

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	55

Statement of Operations

Six Months Ended April 30, 2010 (Unaudited)

Net Investment Income
Income
Interest income	$13,190,873
Affiliated dividend income	186,049
Affiliated income from securities loaned, net	12,796

Total income	13,389,718

Expenses
Management fee	1,265,349
Distribution fee—Class A	383,925
Distribution fee—Class B	151,081
Distribution fee—Class C	221,223
Distribution fee—Class L	26,590
Distribution fee—Class M	59,204
Distribution fee—Class R	304
Distribution fee—Class X	6,909
Transfer agent’s fee and expenses (including affiliated expense of $126,700) (Note 3)	343,000
Custodian’s fees and expenses	107,000
Registration fees	58,000
Reports to shareholders	55,000
Audit fee	22,000
Directors’ fees	14,000
Legal fees and expenses	14,000
Insurance	6,000
Miscellaneous	9,434

Total expenses	2,743,019
Expense reimbursement (Note 2)	(374,866)

Net expenses	2,368,153

Net investment income	11,021,565

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	6,269,279
Foreign currency transactions	(151,094)
Futures transactions	1,441,599
Swaps	(1,078,253)

6,481,531

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated: $899,343)	13,385,721
Foreign currencies	229,640
Futures contracts	373,451
Swaps	(899,461)

13,089,351

Net gain on investments and foreign currency transactions	19,570,882

Net Increase In Net Assets Resulting From Operations	$30,592,447

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2010	Year Ended October 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$11,021,565	$18,786,831
Net realized gain on investments and foreign currency transactions	6,481,531	7,017,942
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	13,089,351	62,114,386

Net increase in net assets resulting from operations	30,592,447	87,919,159

Dividends from net investment income (Note 1)
Class A	(6,277,810)	(12,551,178)
Class B	(723,904)	(1,954,138)
Class C	(1,054,545)	(2,004,922)
Class L	(204,961)	(492,884)
Class M	(199,673)	(792,595)
Class R	(2,123)	(45)
Class X	(113,631)	(371,609)
Class Z	(1,549,554)	(1,594,177)

	(10,126,201)	(19,761,548)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	122,293,073	117,354,545
Net asset value of shares issued in reinvestment of dividends	9,183,519	17,267,456
Cost of shares reacquired	(62,641,867)	(123,832,220)

Net increase in net assets from Fund share transactions	68,834,725	10,789,781

Capital contributions
Proceeds from third party regulatory settlement (Note 6)	181,981	—
Class X (Note 2)	884	8,530

	182,865	8,530

Total increase	89,483,836	78,955,922

Net Assets
Beginning of period	476,425,782	397,469,860

End of period(a)	$565,909,618	$476,425,782

(a) Includes undistributed net investment income of:	$251,965	$—

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	57

Notes to Financial Statements

(Unaudited)

Prudential Total Return Bond Fund, Inc. (formerly Dryden Total Return Bond Fund, Inc.) (the “Fund”), incorporated in Maryland on September 1, 1994, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund’s investment objective is total return. The Fund seeks to achieve its objective through a mix of current income and capital appreciation as determined by the Fund’s investment adviser. This means we invest at least 80% of the Fund’s investable assets in debt securities, including U.S. Government securities, mortgage-related securities, corporate securities and foreign securities. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, or region.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: Securities listed on a securities exchange other than options on securities and indices are valued at the last sales price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the official closing price provided by NASDAQ. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the

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issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long term securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions. Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade and settlement date on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign

Prudential Total Return Bond Fund, Inc.	59

Notes to Financial Statements

(Unaudited) continued

currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on financial futures transactions. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Foreign Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate between two parties. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on foreign currencies. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

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Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an over-the-counter option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

With exchange-traded futures and options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange traded futures and options and guarantees the futures and options contracts against default.

Swap Agreements: The Fund may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange

Prudential Total Return Bond Fund, Inc.	61

Notes to Financial Statements

(Unaudited) continued

the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest rate swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit default swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Fund used credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. The

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Fund’s maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a seller of protection on credit default swap agreements, the Fund will generally receive from the buyer of protection an agreed upon payment throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively increase investment risk to its portfolio because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund as a seller of protection could be required to make under a credit default swap agreement would be equal the notional amount of the underlying security or index contract as a result of a credit event. These potential amounts will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of year end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment and/or performance risk. Wider credit spreads and increasing market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees,

Prudential Total Return Bond Fund, Inc.	63

Notes to Financial Statements

(Unaudited) continued

elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities in the portfolio may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2010, the Fund has not met conditions under such agreements, which give the counterparty the right to call for an early termination. Forward currency contracts, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Restricted Securities: The Fund may hold up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Certain issues of restricted securities held by the Fund at April 30, 2010 include registration rights under which the Fund may demand registration by the issuer, of which the Fund may bear the cost of such registration. Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts on debt securities as adjustments to interest income. Net investment income or loss (other than distribution fees, which are charged to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund declares dividends of net investment income daily and payment is made monthly. Distributions of net realized capital and currency gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date. Dividends and distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. Permanent book/tax differences relating to income and gains are reclassified amongst distribution in excess of net investment income, accumulated net realized gain or loss and paid-in-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Prudential Total Return Bond Fund, Inc.	65

Notes to Financial Statements

(Unaudited) continued

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .50% of the Fund’s average daily net assets up to $1 billion and .45% of the Fund’s average daily net assets in excess of $1 billion. The effective management fee rate was .50% for the six months ended April 30, 2010.

PI has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed .60% of the Fund’s average daily net assets.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, Class R and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M, R and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C, L, M, R and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1%, .50%, 1%, .75% and 1% of the average daily net assets of the Class A, B, C, L, M, R and X shares, respectively. For the six months ended April 30, 2010, PIMS contractually agreed to limit such fees to .25%, .75% and .50% of the daily net assets of the Class A, Class C and Class R shares, respectively. PIMS has voluntarily agreed to limit such fees to .75% of the daily net assets on Class B. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the Manager are contributed back into the Fund and included in the Statement of Changes and Financial Highlights as a contribution to capital.

During the year ended October 31, 2008, management determined that Class X shareholders had been charged sales charges in excess of regulatory limits. The Manager has paid the class for the overcharge which is reflected as an increase in net investment income, an increase in distributions from net investment income related to Class X, and capital contributions to Class X in the Statement of Changes for the year

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ended October 31, 2008. The impact is also reflected in the Financial Highlights for the years ended October 31, 2009 and October 31, 2008 and period ended October 31, 2007.

PIMS has advised the Fund that it has received $366,645 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2010. From these fees, PIMS paid a substantial portion of such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2010, it received $5,316, $36,914, $5,313 and $4,920 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C and Class M shareholders, respectively.

PI, PIMS and PIM are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of Wells Fargo Advisors, LLC (“Wells Fargo”), affiliate of PI through December 31, 2009. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2010, the Fund incurred approximately $75,500 in total networking fees, of which $7,800 was paid to Wells Fargo. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended April 30, 2010, PIM has been compensated approximately $4,700 for these services.

The Fund invests in the Prudential Core Short-Term Bond Fund (formerly Short-Term Bond Series), pursuant to an exemptive order received from the Securities and Exchange Commission and in the Prudential Core Taxable Money Market Fund (formerly Taxable Money Market Series) (the “Portfolios”) of the Prudential Investment Portfolios 2 (formerly Dryden Core Investment Fund). The Portfolios are mutual funds registered under the Investment Company Act of 1940, as amended, and managed by PI.

Prudential Total Return Bond Fund, Inc.	67

Notes to Financial Statements

(Unaudited) continued

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2010 aggregated $460,265,898 and $385,980,442, respectively. United States government securities represent $198,298,375 and $177,232,588 of those purchases and sales, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2010 was as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$587,393,114	$31,981,483	$(10,921,256)	$21,060,227

The difference between book and tax basis is primarily attributable to the difference in the treatment of market discount, amortization of premiums and deferred losses on wash sales.

For federal tax purposes, the Fund had a capital loss carryforward as of October 31, 2009 of approximately $8,846,000 of which $2,362,000 expires in 2010, $45,000 expires in 2013 and $6,439,000 expires in 2014. The Fund utilized approximately $7,984,000 of its capital loss carryforward to offset net taxable gains realized in the year ended October 31, 2009. Accordingly, no capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of such carryforward. It is uncertain whether the Fund will be able to realized the full benefit prior to the expiration date.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

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Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class R, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 4.50% and 4.25%, respectively. Investors who purchase $1 million or more of Class A or Class L shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, but are not subject to an initial sales charge. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and Class X shares are sold with a CDSC that declines from 6% to zero depending on the period of time the shares are held. Class M shares will automatically convert to Class A shares approximately eight years after purchase. Class X shares will automatically convert to Class A shares approximately 10 years after purchase. Class L, Class M and Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Strategic Partners and JennisonDryden funds. Class R and Class Z shares are not subject to any sales or redemption charges and are available only to a limited group of investors.

There are 2 billion shares of common stock authorized, $.001 par value per share, divided into eight classes, designated Class A, Class B, Class C, Class L, Class M, Class X, Class R and Class Z shares, each of which consists of 500 million, 500 million, 400 million, 100 million, 100 million, 200 million, 100 million and 100 million shares, respectively.

For the six months ended April 30, 2010, the Fund received $181,981 related to an affiliate’s settlement of regulatory proceedings involving allegations of improper trading. This amount is presented in the Fund’s Statement of Changes in Net Assets. The Fund was not involved in the proceedings or the calculation of the payment.

Prudential Total Return Bond Fund, Inc.	69

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2010:
Shares sold	4,206,654	$56,627,554
Shares issued in reinvestment of dividends	427,420	5,741,063
Shares reacquired	(2,601,471)	(34,935,815)

Net increase (decrease) in shares outstanding before conversion	2,032,603	27,432,802
Shares issued upon conversion from Class B, Class M and Class X	625,087	8,385,107

Net increase (decrease) in shares outstanding	2,657,690	$35,817,909

Year ended October 31, 2009:
Shares sold	3,987,788	$47,784,664
Shares issued in reinvestment of dividends	915,619	10,997,060
Shares reacquired	(6,164,618)	(74,102,048)

Net increase (decrease) in shares outstanding before conversion	(1,261,211)	(15,320,324)
Shares issued upon conversion from Class B, Class M and Class X	2,388,827	28,459,144

Net increase (decrease) in shares outstanding	1,127,616	$13,138,820

Class B
Six months ended April 30, 2010:
Shares sold	567,485	$7,620,425
Shares issued in reinvestment of dividends	50,166	673,328
Shares reacquired	(469,046)	(6,287,944)

Net increase (decrease) in shares outstanding before conversion	148,605	2,005,809
Shares reacquired upon conversion into Class A	(194,175)	(2,605,736)

Net increase (decrease) in shares outstanding	(45,570)	$(599,927)

Year ended October 31, 2009:
Shares sold	767,927	$9,249,342
Shares issued in reinvestment of dividends	144,401	1,720,569
Shares reacquired	(1,077,025)	(12,750,086)

Net increase (decrease) in shares outstanding before conversion	(164,697)	(1,780,175)
Shares reacquired upon conversion into Class A	(1,521,521)	(18,061,781)

Net increase (decrease) in shares outstanding	(1,686,218)	$(19,841,956)

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Class C	Shares	Amount
Six months ended April 30, 2010:
Shares sold	1,408,038	$18,970,937
Shares issued in reinvestment of dividends	63,426	851,458
Shares reacquired	(499,271)	(6,712,057)

Net increase (decrease) in shares outstanding	972,193	$13,110,338

Year ended October 31, 2009:
Shares sold	1,305,936	$15,665,648
Shares issued in reinvestment of dividends	129,949	1,557,887
Shares reacquired	(1,030,368)	(12,323,541)

Net increase (decrease) in shares outstanding	405,517	$4,899,994

Class L
Six months ended April 30, 2010:
Shares sold	8,037	$107,733
Shares issued in reinvestment of dividends	14,804	198,728
Shares reacquired	(71,936)	(967,587)

Net increase (decrease) in shares outstanding	(49,095)	$(661,126)

Year ended October 31, 2009:
Shares sold	24,729	$302,297
Shares issued in reinvestment of dividends	39,747	475,226
Shares reacquired	(235,811)	(2,804,378)

Net increase (decrease) in shares outstanding	(171,335)	$(2,026,855)

Class M
Six months ended April 30, 2010:
Shares sold	12,220	$163,540
Shares issued in reinvestment of dividends	12,286	164,664
Shares reacquired	(117,821)	(1,582,504)

Net increase (decrease) in shares outstanding before conversion	(93,315)	(1,254,300)
Shares reacquired upon conversion into Class A	(319,430)	(4,293,343)

Net increase (decrease) in shares outstanding	(412,745)	$(5,547,643)

Year ended October 31, 2009:
Shares sold	63,519	$753,372
Shares issued in reinvestment of dividends	55,114	653,829
Shares reacquired	(547,065)	(6,410,086)

Net increase (decrease) in shares outstanding before conversion	(428,432)	(5,002,885)
Shares reacquired upon conversion into Class A	(710,593)	(8,543,156)

Net increase (decrease) in shares outstanding	(1,139,025)	$(13,546,041)

Prudential Total Return Bond Fund, Inc.	71

Notes to Financial Statements

(Unaudited) continued

Class R	Shares	Amount
Six months ended April 30, 2010:
Shares sold	39,835	$539,488
Shares issued in reinvestment of dividends	97	1,327
Shares reacquired	(18,238)	(248,379)

Net increase (decrease) in shares outstanding	21,694	$292,436

Year ended October 31, 2009:
Shares sold	2	$20
Shares issued in reinvestment of dividends	4	45
Shares reacquired	(2)	(20)

Net increase (decrease) in shares outstanding	4	$45

Class X
Six months ended April 30, 2010:
Shares sold	6,449	$86,630
Shares issued in reinvestment of dividends	8,330	111,892
Shares reacquired	(48,119)	(642,063)

Net increase (decrease) in shares outstanding before conversion	(33,340)	(443,541)
Shares reacquired upon conversion into Class A	(110,423)	(1,486,028)

Net increase (decrease) in shares outstanding	(143,763)	$(1,929,569)

Year ended October 31, 2009:
Shares sold	70,505	$806,972
Shares issued in reinvestment of dividends	30,524	364,140
Shares reacquired	(186,587)	(2,186,825)

Net increase (decrease) in shares outstanding before conversion	(85,558)	(1,015,713)
Shares reacquired upon conversion into Class A	(153,036)	(1,854,207)

Net increase (decrease) in shares outstanding	(238,594)	$(2,869,920)

Class Z
Six months ended April 30, 2010:
Shares sold	2,834,882	$38,176,766
Shares issued in reinvestment of dividends	107,427	1,441,059
Shares reacquired	(833,577)	(11,265,518)

Net increase (decrease) in shares outstanding	2,108,732	$28,352,307

Year ended October 31, 2009:
Shares sold	3,462,626	$42,792,230
Shares issued in reinvestment of dividends	123,282	1,498,700
Shares reacquired	(1,118,387)	(13,255,236)

Net increase (decrease) in shares outstanding	2,467,521	$31,035,694

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Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .15% of the unused portion of the renewed SCA. For the period from October 24, 2008 through October 21, 2009, the Funds paid a commitment fee of .13% of the unused portion of the agreement. The expiration date of the renewed SCA will be October 20, 2010. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund did not utilize the line of credit during the six months ended April 30, 2010.

Note 8. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements are issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Prudential Total Return Bond Fund, Inc.	73

Financial Highlights

(Unaudited)

	Class A

	Six Months Ended April 30, 2010(a)		Year Ended October 31,
			2009(a)	2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.21		$11.26	$12.62

Income (loss) from investment operations
Net investment income	.30		.55	.61
Net realized and unrealized gain (loss) on investment transactions	.50		1.98	(1.38)

Total from investment operations	.80		2.53	(.77)

Less Dividends
Dividends from net investment income	(.27)		(.58)	(.59)

Capital Contributions (Note 6)	—	(h)	—	—

Net asset value, end of period	$13.74		$13.21	$11.26

Total Return(c):	6.15%		23.09%	(6.36)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$339,022		$290,709	$235,064
Average net assets (000)	$309,678		$259,620	$253,885
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	.85	%(f)	.85%	.91%
Expenses, excluding distribution and service (12b-1) fees	.60	%(f)	.60%	.66%
Net investment income	4.44	%(f)	4.61%	4.93%
For Class A, B, C, L, M, R, X and Z:
Portfolio turnover rate	83	%(g)	397%	512%

(a)	Calculations are based on average shares outstanding during the period.
(b)	For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed 0.60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.00%, 0.75% and 4.29%, respectively, for the six months ended April 30, 2010, 1.07%, 0.82% and 4.39%, respectively, for the year ended October 31, 2009 and 1.07%, 0.82% and 4.77%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average net assets.
(f)	Annualized.
(g)	Not annualized.
(h)	Less than $.005 per share.

See Notes to Financial Statements.

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Class A
Ten-Month Period Ended October 31, 2007(a)(b)		Year Ended December 31,
		2006(a)	2005(a)	2004

$12.59		$12.67	$12.94	$12.89

.54		.62	.54	.50

.01		(.08)	(.22)	.11

.55		.54	.32	.61

(.52)		(.62)	(.59)	(.56)

—		—	—	—

$12.62		$12.59	$12.67	$12.94

4.30%		4.39%	2.50%	4.87%

$243,079		$212,105	$173,946	$139,515
$237,573		$194,447	$152,629	$134,071

1.01	%(f)	1.13%	1.16%	1.13%

.76	%(f)	.88%	.91%	.88%
5.10	%(f)	4.97%	4.21%	3.85%

326	%(g)	387%	264%	384%

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	75

Financial Highlights

(Unaudited) continued

	Class B

	Six Months Ended April 30, 2010(a)		Year Ended October 31,
			2009(a)	2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.21		$11.25	$12.61

Income (loss) from investment operations
Net investment income	.26		.49	.55
Net realized and unrealized gain (loss) on investment transactions	.51		1.99	(1.38)

Total from investment operations	.77		2.48	(.83)

Less Dividends
Dividends from net investment income	(.24)		(.52)	(.53)

Capital Contributions (Note 6)	—	(g)	—	—

Net asset value, end of period	$13.74		$13.21	$11.25

Total Return(c):	5.89%		22.59%	(6.83)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$41,292		$40,281	$53,291
Average net assets (000)	$40,621		$44,554	$70,583
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(f)	1.35	%(e)	1.35%	1.41%
Expenses, excluding distribution and service (12b-1) fees	.60	%(e)	.60%	.66%
Net investment income	3.95	%(e)	4.12%	4.45%

(a)	Calculations are based on average shares outstanding during the period.
(b)	For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed 0.60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.50%, 0.75% and 3.80%, respectively, for the six months ended April 30, 2010, 1.57%, 0.82% and 3.89%, respectively, for the year ended October 31, 2009 and 1.57%, 0.82% and 4.29%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	The distributor of the Fund has voluntarily agreed to limit its distribution and service (12b-1) fees to .75% of the average net assets.
(g)	Less than $.005 per share.

See Notes to Financial Statements.

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Class B
Ten-Month Period Ended October 31, 2007(a)(b)		Year Ended December 31,
		2006(a)	2005(a)	2004

$12.59		$12.67	$12.93	$12.89

.49		.52	.44	.40

(.01)		(.08)	(.21)	.11

.48		.44	.23	.51

(.46)		(.52)	(.49)	(.47)

—		—	—	—

$12.61		$12.59	$12.67	$12.93

3.76%		3.59%	1.80%	4.01%

$79,746		$65,239	$91,469	$124,469
$81,856		$77,544	$109,484	$138,339

1.56	%(e)	1.88%	1.91%	1.88%

.76	%(e)	.88%	.91%	.88%
4.57	%(e)	4.18%	3.46%	3.10%

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	77

Financial Highlights

(Unaudited) continued

	Class C

	Six Months Ended April 30, 2010(a)		Year Ended October 31,
			2009(a)	2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.20		$11.25	$12.61

Income (loss) from investment operations
Net investment income	.26		.49	.55
Net realized and unrealized gain (loss) on investment transactions	.51		1.98	(1.38)

Total from investment operations	.77		2.47	(.83)

Less Dividends
Dividends from net investment income	(.24)		(.52)	(.53)

Capital Contributions (Note 6)	—	(g)	—	—

Net asset value, end of period	$13.73		$13.20	$11.25

Total Return(c):	5.89%		22.51%	(6.83)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$69,220		$53,688	$41,201
Average net assets (000)	$59,482		$46,340	$46,126
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.35	%(f)	1.35%	1.41%
Expenses, excluding distribution and service (12b-1) fees	.60	%(f)	.60%	.66%
Net investment income	3.93	%(f)	4.11%	4.45%

(a)	Calculations are based on average shares outstanding during the period.
(b)	For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed 0.60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.50%, 0.75% and 3.78%, respectively, for the six months ended April 30, 2010, 1.57%, 0.82% and 3.89%, respectively, for the year ended October 31, 2009 and 1.57%, 0.82% and 4.28%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .75% of the average net assets.
(f)	Annualized.
(g)	Less than $.005 per share.

See Notes to Financial Statements.

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Class C
Ten-Month Period Ended October 31, 2007(a)(b)		Year Ended December 31,
		2006(a)	2005(a)	2004

$12.59		$12.67	$12.93	$12.89

.51		.56	.48	.43

(.02)		(.08)	(.22)	.11

.49		.48	.26	.54

(.47)		(.56)	(.52)	(.50)

—		—	—	—

$12.61		$12.59	$12.67	$12.93

3.80%		4.03%	2.06%	4.27%

$47,465		$13,555	$14,646	$16,955
$42,213		$13,295	$15,940	$18,149

1.51	%(f)	1.63%	1.66%	1.63%

.76	%(f)	.88%	.91%	.88%
4.59	%(f)	4.45%	3.71%	3.35%

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	79

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended April 30, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.21

Income (loss) from investment operations
Net investment income	.28
Net realized and unrealized gain (loss) on investment transactions	.51

Total from investment operations	.79

Less Dividends
Dividends from net investment income	(.26)

Capital Contributions (Note 6)	—	(f)

Net asset value, end of period	$13.74

Total Return(c):	6.02%
Ratios/Supplemental Data:
Net assets, end of period (000)	$10,586
Average net assets (000)	$10,723
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.10	%(e)
Expenses, excluding distribution and service (12b-1) fees	.60	%(e)
Net investment income	4.21	%(e)

(a)	Inception date of Class L shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed 0.60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.25%, 0.75% and 4.06%, respectively, for the six months ended April 30, 2010, 1.32%, 0.82% and 4.14%, respectively, for the year ended October 31, 2009 and 1.32%, 0.82% and 4.53%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Less than $.005 per share.

See Notes to Financial Statements.

80	Visit our website at www.prudentialfunds.com

Class L
Year Ended October 31,		March 5, 2007(a) through October 31, 2007(b)
2009(b)	2008(b)

$11.25	$12.62	$12.69

.52	.57	.40
1.99	(1.38)	(.08)

2.51	(.81)	.32

(.55)	(.56)	(.39)

—	—	—

$13.21	$11.25	$12.62

22.90%	(6.67)%	2.41%

$10,820	$11,149	$15,099
$10,661	$13,644	$16,876

1.10%	1.16%	1.26	%(e)
.60%	.66%	.76	%(e)
4.37%	4.69%	4.84	%(e)

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	81

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended April 30, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.21

Income (loss) from investment operations
Net investment income	.25
Net realized and unrealized gain (loss) on investment transactions	.51

Total from investment operations	.76

Less Dividends
Dividends from net investment income	(.22)

Capital Contributions (Note 6)	—	(f)

Net asset value, end of period	$13.75

Total Return(c):	5.83%
Ratios/Supplemental Data:
Net assets, end of period (000)	$9,056
Average net assets (000)	$11,938
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.60	%(e)
Expenses, excluding distribution and service (12b-1) fees	.60	%(e)
Net investment income	3.73	%(e)

(a)	Inception date of Class M shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed 0.60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.75%, 0.75% and 3.58%, respectively, for the six months ended April 30, 2010, 1.82%, 0.82% and 3.65%, respectively, for the year ended October 31, 2009 and 1.61%, 0.82% and 4.26%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Less than $.005 per share.

See Notes to Financial Statements.

82	Visit our website at www.prudentialfunds.com

Class M
Year Ended October 31,		March 5, 2007(a) through October 31, 2007(b)
2009(b)	2008(b)

$11.25	$12.61	$12.68

.46	.55	.37
1.99	(1.38)	(.09)

2.45	(.83)	.28

(.49)	(.53)	(.35)

—	—	—

$13.21	$11.25	$12.61

22.29%	(6.86)%	2.08%

$14,153	$24,877	$51,025
$18,875	$37,597	$62,106

1.60%	1.45%	1.76	%(e)
.60%	.66%	.76	%(e)
3.88%	4.42%	4.35	%(e)

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	83

Financial Highlights

(Unaudited) continued

	Class R
	Six Months Ended April 30, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.20

Income (loss) from investment operations
Net investment income	.27
Net realized and unrealized gain (loss) on investment transactions	.54

Total from investment operations	.81

Less Dividends
Dividends from net investment income	(.25)

Capital Contributions (Note 6)	.01

Net asset value, end of period	$13.77

Total Return(c):	6.11%
Ratios/Supplemental Data:
Net assets, end of period (000)	$300
Average net assets (000)	$123
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.10	%(f)
Expenses, excluding distribution and service (12b-1) fees	.60	%(f)
Net investment income	3.85	%(f)

(a)	Inception date of Class R shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed 0.60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.25%, 0.75% and 3.70%, respectively, for the six months ended April 30, 2010, 1.32%, 0.82% and 4.09%, respectively, for the year ended October 31, 2009 and 1.32%, 0.82% and 5.69%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average net assets.
(f)	Annualized.

See Notes to Financial Statements.

84	Visit our website at www.prudentialfunds.com

Class R
Year Ended October 31, 2009(b)	January 14, 2008(a) through October 31, 2008(b)

$11.26	$12.71

.52	.46
1.97	(1.46)

2.49	(1.00)

(.55)	(.45)

—	—

$13.20	$11.26

22.64%	(8.12)%

$1	$1
$1	$1

1.10%	1.16	%(f)
.60%	.66	%(f)
4.31%	5.85	%(f)

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	85

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended April 30, 2010(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.23

Income (loss) from investment operations
Net investment income	.30
Net realized and unrealized gain (loss) on investment transactions	.50

Total from investment operations	.80

Less Dividends
Dividends from net investment income	(.27)

Capital Contributions (Note 2 & 6)	.01

Net asset value, end of period	$13.77

Total Return(c):	6.22%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,780
Average net assets (000)	$5,573
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.85	%(e)
Expenses, excluding distribution and service (12b-1) fees	.60	%(e)
Net investment income	4.47	%(e)

(a)	Inception date of Class X shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed 0.60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 1.00%, 0.75% and 4.32%, respectively, for the six months ended April 30, 2010, 1.07%, 0.82% and 4.41%, respectively, for the year ended October 31, 2009 and 1.01%, 0.82% and 4.99%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of the regulatory limits. Total return has not been adjusted to reflect the manager payment for sales charges in excess of the regulatory limits.

See Notes to Financial Statements.

86	Visit our website at www.prudentialfunds.com

Class X
Year Ended October 31,		March 5, 2007(a) through October 31, 2007(b)(f)
2009(b)	2008(b)

$11.28	$12.62	$12.69

.55	.64	.44
1.99	(1.38)	(.07)

2.54	(.74)	.37

(.60)	(.61)	(.45)

.01	.01	.01

$13.23	$11.28	$12.62

23.26%	(6.06)%	2.77%

$6,494	$8,229	$11,879
$7,270	$10,631	$12,751

.85%	.85%	.76	%(e)
.60%	.66%	.76	%(e)
4.64%	5.15%	5.34	%(e)

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	87

Financial Highlights

(Unaudited) continued

	Class Z

	Six Months Ended April 30, 2010(a)		Year Ended October 31,
			2009(a)	2008(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.18		$11.24	$12.60

Income (loss) from investment operations
Net investment income	.31		.58	.64
Net realized and unrealized gain (loss) on investment transactions	.52		1.97	(1.37)

Total from investment operations	.83		2.55	(.73)

Less Dividends
Dividends from net investment income	(.29)		(.61)	(.63)

Capital Contributions (Note 6)	—	(f)	—	—

Net asset value, end of period	$13.72		$13.18	$11.24

Total Return(c):	6.37%		23.35%	(6.13)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$91,656		$60,279	$23,658
Average net assets (000)	$72,187		$31,795	$22,302
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.60	%(e)	.60%	.66%
Expenses, excluding distribution and service (12b-1) fees	.60	%(e)	.60%	.66%
Net investment income	4.68	%(e)	4.86%	5.19%

(a)	Calculations are based on average shares outstanding during the period.
(b)	For the ten-month period ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The manager of the Fund has contractually agreed to reimburse and/or waive fees so that the net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary expenses and certain other expenses such as taxes, interest and brokerage commissions) do not exceed 0.60% of the Fund’s average daily net assets. If the investment manager had not waived/reimbursed expenses, the expense ratios both including and excluding distribution and service (12b-1) fees and net investment income ratio would have been 0.75%, 0.75% and 4.53%, respectively, for the six months ended April 30, 2010, 0.82%, 0.82% and 4.65%, respectively, for the year ended October 31, 2009 and 0.82%, 0.82% and 5.03%, respectively, for the year ended October 31, 2008. Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)	Less than $.005 per share.

See Notes to Financial Statements.

88	Visit our website at www.prudentialfunds.com

Class Z
Ten-Month Period Ended October 31, 2007(a)(b)		Year Ended December 31,
		2006(a)	2005(a)	2004

$12.57		$12.66	$12.93	$12.88

.56		.63	.54	.53

.02		(.06)	(.19)	.11

.58		.57	.35	.64

(.55)		(.66)	(.62)	(.59)

—		—	—	—

$12.60		$12.57	$12.66	$12.93

4.51%		4.61%	2.75%	5.13%

$16,233		$14,871	$19,963	$60,617
$15,145		$15,799	$25,208	$59,736

.76	%(e)	.88%	.91%	.88%

.76	%(e)	.88%	.91%	.88%
5.35	%(e)	5.16%	4.45%	4.10%

See Notes to Financial Statements.

Prudential Total Return Bond Fund, Inc.	89

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Directors.

The individuals listed in the table below were elected as directors of the Fund. All directors, with the exception of Mr. Benjamin, served as directors to the Fund prior to the shareholder meeting.

Director	For	Withheld
Kevin J. Bannon	22,828,873.936	447,017.996

Linda W. Bynoe	22,713,707.619	562,184.313

Michael S. Hyland	22,728,644.499	547,247.433

Douglas H. McCorkindale	22,739,324.248	536,567.684

Stephen P. Munn	22,833,135.072	442,756.860

Richard A. Redeker	22,836,772.605	439,119.327

Robin B. Smith	22,735,238.256	540,653.676

Stephen G. Stoneburn	22,829,215.063	446,676.869

Judy A. Rice	22,829,999.117	445,892.815

Scott E. Benjamin	22,814,089.451	461,802.481

90	Visit our website at www.prudentialfunds.com

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Investment Management, Inc.	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Street New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfund.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Total Return Bond Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Total Return Bond Fund, Inc.
Share Class	A	B	C	L	M	R	X	Z
NASDAQ	PDBAX	PRDBX	PDBCX	N/A	N/A	DTBRX	N/A	PDBZX
CUSIP	74440B108	74440B207	74440B306	74440B504	74440B603	74440B801	74440B702	74440B405

MF166E2    0181242-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Total Return Bond Fund, Inc.

By:	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date:	June 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date:	June 24, 2010

By:	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 24, 2010